As filed with the Securities and Exchange Commission on April 17, 2003
                                 Registration Nos. 333-85618; 811-7935
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                        [ ]
   Post-Effective Amendment No. 1                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                      [X]

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 102
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  Kimberly J. Smith, Esq.
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3427
         (610) 425-4139

          (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                     PART A


--------------------------------------------------------------------------------
  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
  SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                      ING SMARTDESIGN VARIABLE ANNUITY - NY
--------------------------------------------------------------------------------

                                                                     MAY 1, 2003

     This prospectus describes SmartDesign Variable Annuity-NY, a group and individual deferred variable annuity contract (the "Contract") offered by ReliaStar Life Insurance Company of New York (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits if applicable, in one or more of the available mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credits we added, if applicable, (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-1593 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE TRUSTS OR FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)
  AIM V.I. Growth Fund (Class II)

ALLIANCEBERNSTEIN CAPITAL MANAGEMENT L.P.
  AllianceBernstein Value Portfolio (Class B)
  AllianceBernstein Growth and Income Portfolio (Class B)
  AllianceBernstein Premier Growth Portfolio (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R)MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  Fidelity(R)VIP Contrafund(R)Portfolio (Class S2)

ING INVESTMENT MANAGEMENT, LLC
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING GET U.S. Core Portfolio
  ING VP Convertible Portfolio (Class S)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)
  ING VP Large Company Value Portfolio (Class S)
  ING VP LargeCap Growth Portfolio (Class S)
  ING VP MagnaCap Portfolio (Class S)
  ING VP Value Opportunity Portfolio (Class S)
  ING VP Worldwide Growth Portfolio

INVESCO FUNDS GROUP, INC.
  INVESCO VIF-Financial Services Fund
  INVESCO VIF-Health Sciences Fund
  INVESCO VIF-Leisure Fund
  INVESCO VIF-Utilities Fund

J.P. MORGAN FLEMING INTERNATIONAL (LONDON) LLC
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class S) (1)

J.P. MORGAN FLEMING INVESTMENTS (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  Janus Aspen Series Worldwide Growth Portfolio (Class S)

JENNISON ASSOCIATES LLC
  Jennison Portfolio (Class II) (2)
  SP Jennison International Growth Portfolio (Class II) (2)

MASSACHUSETTS FINANCIAL SERVICES CO.
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)
  ING MFS Capital Opportunities Portfolio (Initial Class) (3)
  ING MFS Global Growth Portfolio (Service Class) (3)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Small Company VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

PUTNAM INVESTMENT MANAGEMENT, LLC
  Putnam VT Growth and Income (Class IB)
  Putnam VT International Growth and Income (Class IB)
  Putnam VT Discovery Growth Fund (Class IB) (4)

ROBERT FLEMING INC.
  ING JPMorgan Mid Cap Value Portfolio (Service Class) (3)

UBS GLOBAL ASSET MANAGEMENT
  UBS Tactical Allocation Portfolio (Class I)

VAN KAMPEN
  ING Van Kampen Comstock Portfolio (Service Class) (3)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

(2) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

(3) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

(4)  Formerly known as Putnam VT Voyager Fund II (Class IB).

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Interest Division's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

ING SmartDesign VA - NY - 126057

--------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
--------------------------------------------------------------------------------

                                      PAGE

Index of Special Terms..................... ii
Fees and Expenses..........................  1
Condensed Financial Information............
  Accumulation Unit........................
  Net Investment Factor....................
  Performance Information..................
  Financial Statements.....................
ReliaStar Life Insurance Company of
  New York.................................
ReliaStar of NY Separate Account NY-B......
The Trusts and Funds.......................
Charges and Fees...........................
  Charge Deduction Subaccount..............
  Charges Deducted from the Contract Value.
      Surrender Charge.....................
      Nursing Home Waiver..................
      Free Withdrawal Amount...............
      Surrender Charge for Excess
        Withdrawals........................
      Premium Taxes........................
      Administrative Charge................
      Transfer Charge......................
  Charges Deducted from the Subaccounts....
      Mortality and Expense Risk Charge....
      Asset-Based Administrative Charge....
      Premium Credit Option Charge.........
  Trust and Fund Expenses..................
The Annuity Contract.......................
  Contract Date and Contract Year..........
  Contract Owner...........................
      Joint Owner..........................
  Annuity Start Date.......................
  Annuitant................................
  Beneficiary..............................
  Purchase and Availability of the Contract
  Crediting of Premium Payments............
  Additional Credit to Premium.............
  Administrative Procedures................
  Contract Value...........................
  Cash Surrender Value.....................
  Surrendering to Receive the Cash
    Surrender Value........................
  The Subaccounts..........................
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes........
  The Fixed Interest Division..............
  Other Contracts..........................
Withdrawals................................

  Transfers Among Your Investments.........
  Death Benefit Choices....................
    Death Benefit During the Accumulation
      Phase................................
        Option Package I...................
        Option Package II..................
        Option Package III.................
        Transfers Between Option Packages..
    Death Benefit During the Income Phase..
    Continuation After Death- Spouse.......
    Continuation After Death- Non-Spouse...
    Required Distributions upon Contract
        Owner's Death......................
  The Income Phase.........................
  Other Contract Provisions................
  Other Information........................
  Federal Tax Considerations...............
  Statement of Additional Information
    Table of Contents......................
  Appendix A
    The Investment Portfolios.............. A1
  Appendix B
    Fixed Interest Division................ B1
  Appendix C
    Surrender Charge for Excess Withdrawals
        Example............................ C1
  Appendix D
    Projected Schedule of ING GET U.S. Core
        Portfolio Offerings................ D1

ING SmartDesign VA - NY - 126057

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
   Accumulation Unit                              18
   ---------------------------------------------------
   Annual Ratchet                                 50
   ---------------------------------------------------
   Annuitant                                      35
   ---------------------------------------------------
   Income Phase Payment Start Date                19
   ---------------------------------------------------
   Cash Surrender Value                           40
   ---------------------------------------------------
   Contract Date                                  34
   ---------------------------------------------------
   Contract Owner                                 35
   ---------------------------------------------------
   Contract Value                                 39
   ---------------------------------------------------
   Contract Year                                  34
   ---------------------------------------------------
   Fixed Interest Allocation                      31
   ---------------------------------------------------
   Free Withdrawal Amount                         54
   ---------------------------------------------------
   GET Fund                                       30
   ---------------------------------------------------
   Net Investment Factor                          18
   ---------------------------------------------------
   Net Rate of Return
   ---------------------------------------------------
   Restricted Funds                               30
   ---------------------------------------------------
   Standard Death Benefit                         49
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

   TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
   -----------------------------------------------------------------------------
   Accumulation Unit Value               Index of Investment Experience
   -----------------------------------------------------------------------------
   Income Phase Payment Start Date       Annuity Commencement Date
   -----------------------------------------------------------------------------
   Contract Owner                        Owner or Certificate Owner
   -----------------------------------------------------------------------------
   Contract Value                        Accumulation Value
   -----------------------------------------------------------------------------
   Transfer Charge                       Excess Allocation Charge
   -----------------------------------------------------------------------------
   Fixed Interest Allocation             Fixed Allocation
   -----------------------------------------------------------------------------
   Free Look Period                      Right to Examine Period
   -----------------------------------------------------------------------------
   Guaranteed Interest Period            Guarantee Period
   -----------------------------------------------------------------------------
   Subaccount(s)                         Division(s)
   -----------------------------------------------------------------------------
   Net Investment Factor                 Experience Factor
   -----------------------------------------------------------------------------
   Regular Withdrawals                   Conventional Partial Withdrawals
   -----------------------------------------------------------------------------
   Withdrawals                           Partial Withdrawals
   -----------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Surrender Charge:

    COMPLETE YEARS ELAPSED          0     1     2     3     4     5     6     7+
       SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                6%    6%    6%    6%    5%    4%    3%    0%

     Transfer Charge 1 ...............................  $25 per transfer, if you make more than 12 transfers in a contract year

          1 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE2

     Administrative Charge ...........................  $30
     (We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES3

     ------------------------------------------------------------------------------------
                                                     OPTION       OPTION       OPTION
                                                    PACKAGE I   PACKAGE II   PACKAGE III
     ------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge4                  0.90%        1.10%        1.25%
     Asset-Based Administrative Charge                 0.15%        0.15%        0.15%
                                                     ------       ------       ------
          Total                                        1.05%        1.25%        1.40%
     Optional Asset-Based Premium Credit Charge4       0.50%        0.50%        0.50%
     Total With Optional Premium Credit Charge         1.55%        1.75%        1.90%
     ------------------------------------------------------------------------------------
     GET Fund Guarantee Charge5                        0.50%        0.50%        0.50%
          Total With GET Fund Guarantee Charge         2.05%%       2.25%        2.40%
     ------------------------------------------------------------------------------------

          2 We deduct this charge on each contract anniversary and on surrender.

          3 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

          4 During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable. See, "The Income Phase -- Charges Deducted."

          5 The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see "The Trusts and Funds" for a description of the GET Fund guarantee.

ING SmartDesign VA - NY - 126057

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     --------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 7               MINIMUM        MAXIMUM
     --------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets,
     including management fees, distribution and/or service
     (12b-1) fees8, and other expenses):                           0.53%          3.64%
     --------------------------------------------------------------------------------------

          * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

          6 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.81%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000, plus a credit of $400, in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III and election of the premium credit rider with a charge of 0.50% of the contract value annually for the first seven contract years. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. If you elect different options, your expenses may be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the contractual limitation. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year and, under certain circumstances, within the first 7 contract years.

ING SmartDesign VA - NY - 126057

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                 $992            $2,326            $3,360            $5,501
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                 $992            $2,326            $3,360            $5,501
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                 $392            $1,726            $2,860            $5,501
     ---------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Because no Contracts had been issued as of the date of this prospectus, no condensed financial information is included in this prospectus.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge and the daily premium credit option charge, if applicable, from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

ING SmartDesign VA - NY - 126057

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B (formerly known as First Golden American Life Insurance Company of New York Separate Account NY-B) for the year ended December 31, 2002 are included in the Statement of Additional Information. The audited financial statements of ReliaStar of NY as of December 31, 2002 and 2001, and for the three years ended December 31, 2002 are included in the Statement of Additional Information.

ING SmartDesign VA - NY - 126057
of December 31, 2002 and 2001, and for the three years ended December 31, 2002 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands. ReliaStar of NY's financial statements appear in this prospectus.

ING also owns Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns ING Life Insurance and Annuity Company, the investment manager of ING Partners, Inc. and Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1000 Woodbury Road, Suite 102, Woodbury, New York 11797.

--------------------------------------------------------------------------------
RELIASTAR OF NY SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

ReliaStar of NY Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden American Life Insurance Company of New York ("First Golden") on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

ING SmartDesign VA - NY - 126057

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

ING GET U.S. Core Portfolio is an open-end investment company authorized to issue multiple series of shares. Shares of the series are offered to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund variable annuity contracts. The address of ING GET U.S. Core Portfolio is 1475 Dunwoody Drive, West Chester, PA 19380.

ING Variable Portfolios, Inc. is a mutual fund whose shares are offered to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. The address of ING Variable Portfolios, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

AIM Variable Insurance Funds is a mutual fund whose shares are currently offered only to insurance company separate accounts. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alliance Variable Products Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts of insurance companies, including ReliaStar of NY Separate Account NY-B, for both variable annuity contracts and variable life insurance policies. The address of Alliance Variable Products Series Fund, Inc. is P.O. Box 1520, Secausus, NJ 07096-1520.

Fidelity Variable Insurance Products Fund and is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund is located at 82 Devonshire Street, Boston, MA 02109.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ReliaStar of NY and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ReliaStar of NY. Pending SEC approval, shares of the ING Investors Trust may also be sold to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

Janus Aspen Series is a mutual fund whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as certain qualified retirement plans. The address of Janus Aspen Series is 100 Fillmore Street, Denver, Colorado 80206-4928.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

The ING Variable Insurance Trust (formerly Pilgrim Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts. The address of INVESCO Variable Investment Funds, Inc. is P.O. Box 173706, Denver, Colorado 80217-3706.

ING SmartDesign VA - NY - 126057

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including ReliaStar of NY, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Pioneer Variable Contracts Trust is an open-end management investment company. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts issued by their companies. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, Massachusetts 02109.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ReliaStar of NY. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

Putnam Variable Trust is a mutual fund whose shares are available for purchase by separate accounts of insurance companies. The address of Putnam Variable Trust is One Post Office Square, Boston, Massachusetts 02109.

UBS Series Trust is a mutual fund which offers shares only to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund certain variable annuity and variable life insurance contracts. The address of UBS Series Trust is 51 West 52nd Street, New York, New York 10019-6114.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX A -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE PORTFOLIO
     (FORMERLY KNOWN AS ING GET FUND)

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix D for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the

ING SmartDesign VA - NY - 126057
maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core Portfolio investment option, including charges and expenses.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

ING SmartDesign VA - NY - 126057

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the remaining contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

    COMPLETE YEARS ELAPSED          0     1     2     3     4     5     6     7+
       SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                6%    6%    6%    6%    5%    4%    3%    0%

     NURSING HOME WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

     (1) at the time you first begin receiving care, more than one contract year has elapsed since the contract date;

     (2) the withdrawal is requested during the period of care or within 90 days after the last day of care; and

     (3) you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following

ING SmartDesign VA - NY - 126057
the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

     TERMINAL ILLNESS WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

     (1) Your are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

     (2)  You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the income phase payment start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is based on the assets you have in each subaccount. The charge for each option package, on an annual basis, currently is equal to 0.90% for Option Package I, 1.10% for Option Package II, and 1.25% for Option Package III, of the assets you have in each subaccount. The charge is deducted each business day at the daily rate of ..002477% (Option Package I),.003030% (Option Package II), or .003446% (Option Package III), respectively. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each day since the previous business day. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount.

     PREMIUM CREDIT OPTION CHARGE. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.001373% for seven years following the credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following the credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds- ING GET U.S. Core Portfolio".

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                                       12
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--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix B and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of an enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant's age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

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                                       13

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

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                                       14

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract and the maximum age at which you may purchase the Contract depend on the option package that you elect.

     ------------------------------------------------------------------------------------------------
                        OPTION PACKAGE I           OPTION PACKAGE II         OPTION PACKAGE III
     ------------------------------------------------------------------------------------------------
     Minimum            $15,000 (non-qualified)    $5,000 (non-qualified)    $5,000 (non-qualified)
     Initial Payment    $1,500 (qualified)         $1,500 (qualified)        $1,500 (qualified)
     ------------------------------------------------------------------------------------------------
     Maximum
     Age to Purchase    85                         80                        80
     ------------------------------------------------------------------------------------------------

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Charges and Fees" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium and credit, if applicable, within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be

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                                       15
accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account NY-B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit, if applicable, designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker- dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest Division be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

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                                       16

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADDITIONAL CREDIT TO PREMIUM

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received during the first contract year ("initial premium"). The credit will be 4% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

There is a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see "Charges and Fees" for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a credit from the amount we pay to you or your beneficiary:

     1) If you return your Contract within the free look period, we will deduct the entire credit from the refund amount;

     2) If a death benefit becomes payable, we will deduct any credits added to your Contract after or within 12 months of the date of death; and

     3) If you surrender your Contract or take a withdrawal, we will deduct a portion of the credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

         -------------------------------------------------------------
                                            PERCENTAGE OF PREMIUM
           CONTRACT YEAR OF               CREDIT FORFEITED (BASED ON
             SURRENDER OR                  PERCENTAGE OF FIRST YEAR
              WITHDRAWAL                      PREMIUM WITHDRAWN)
         -------------------------------------------------------------
              Years 1-2                              100%
         -------------------------------------------------------------
              Years 3-4                               75%
         -------------------------------------------------------------
              Years 5-6                               50%
         -------------------------------------------------------------
              Year 7                                  25%
         -------------------------------------------------------------
              Years 8+                                 0%
         -------------------------------------------------------------

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A

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                                       17

FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

INCOME PHASE PAYMENT START DATE

The income phase payment start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit, if applicable, not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments plus credit, if applicable, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender

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                                       18
charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED INTEREST DIVISION

The Fixed Interest Division is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix B and the Fixed Interest Division Offering Brochure for more information.

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                                       19

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts and Funds. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options. We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the

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                                       20
withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month. Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ------------------------------------------------
                                       MAXIMUM PERCENTAGE
           FREQUENCY                   OF CONTRACT VALUE

          ------------------------------------------------
           Monthly                           0.833%
           Quarterly                         2.50%
           Annually                         10.00%
          ------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same

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                                       21
limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                                       22

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase payment start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading on the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-

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                                       23
year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current

ING SmartDesign VA - NY - 126057
          value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners (under Option Package I only) or the annuitant (when a contract owner is not an individual), dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase

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                                       25
payment options or, if available, paid over the beneficiary's life expectancy. (See "Systematic Withdrawals" above.) A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II and III are available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

     ------------------------------------------------------------------------------------------------
                        OPTION PACKAGE I           OPTION PACKAGE II         OPTION PACKAGE III
     ------------------------------------------------------------------------------------------------
     DEATH BENEFIT      The greatest of:           The greatest of:          The greatest of:
     ON DEATH OF THE    (1) the Standard Death     (1) the Standard Death    (1) the Standard Death
     OWNER:                 Benefit*;                  Benefit*;                 Benefit*; or

                        (2) the contract value*;   (2) the contract value*;  (2) the contract value*;
                            or

                        (3) return of premium.     (3) return of premium;    (3) return of premium;
                                                       or                        or

                        (4) the Annual Ratchet     (4) the Annual Ratchet    (4) the Annual Ratchet
                                                       death benefit*.           death benefit*.
     ------------------------------------------------------------------------------------------------

          *    less credits added after or within 12 months prior to death.

RETURN OF PREMIUM equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The STANDARD DEATH BENEFIT equals total premium payments plus credits reduced pro-rata for withdrawals.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount is equal to (1) divided by (2), with the result multiplied by (3) where:

     (1)  is the Contract Value withdrawn;

     (2)  is the Contract Value immediately prior to the withdrawal; and

     (3) is the amount of the applicable death benefit immediately prior to the withdrawal.

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                                       26

Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

     ------------------------------------------------------------------
                 TRANSFERS TO OPTION         TRANSFERS TO OPTION
                 PACKAGE I                   PACKAGES II OR III
     ------------------------------------------------------------------
     MINIMUM     Non-                        Non-
     CONTRACT    Qualified:    Qualified:    Qualified:    Qualified:
     VALUE       $15,000       $1,500        $5,000        $1,500
     ------------------------------------------------------------------

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. If death occurs during the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule. See "Additional Credit to Premium".

If death occurs after the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

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                                       27

CONTINUATION AFTER DEATH -- NON SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code") apply. See next section, "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a credit being applied, the credit will be forfeited and not included in the calculation of the contract value, Standard Death Benefit or Annual Ratchet Enhanced Death Benefit. The premium credit option charge will continue for the remainder of the seven year period.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under "Death Benefit Choices" in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's sole beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period

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                                       28
starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

--------------------------------------------------------------------------------
THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

o    Payment start date;

     o Income phase payment option (see the income phase payment options table in this section);

     o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

     o Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

     o Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available. FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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                                       29

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

     o    A first income phase payment of at least $50; and

     o    Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

BETTERMENT OF RATES. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value) under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

     o    The first day of the month following the annuitant's 90th birthday; or

     o The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

     (a)  The life of the annuitant;

     (b)  The joint lives of the annuitant and beneficiary;

     (c)  A guaranteed period greater than the annuitant's life expectancy; or

     (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "FEDERAL TAX CONSIDERATIONS" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED

     o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees and Expenses."

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                                       30

     o An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See "Fees and Expenses."

     o If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division. See "Fees and Expenses."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS".

PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

     --------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     --------------------------------------------------------------------------------------------------------

     Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                         DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
     --------------------------------------------------------------------------------------------------------

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                                       31

     --------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments
     Guaranteed          guaranteed for your choice of 5 to 30 years or as otherwise specified in the
     Payments            contract.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------
     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that
     Two Lives           only one payment will be made if both annuitants die before the second payment's due date.

                         CONTINUING PAYMENTS: When you select this option you choose for:

                           a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                           b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                         DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments
     Two Lives--         guaranteed from 5 to 30 years or as otherwise specified in the contract.
     Guaranteed
     Payments            CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------

     Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Cash Refund
     Option (limited     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's
     availability--      death, we will pay a lump sum payment equal to the amount originally applied to
     fixed payments      the income phase payment option (less any applicable premium tax) and less the total amount of income payments only) paid.
     --------------------------------------------------------------------------------------------------------
     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Two Lives--Cash
     Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     (limited
     availability--      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we
     fixed payments      will pay a lump-sum payment equal to the amount applied to the income phase
     only)               payment option (less any applicable premium tax) and less the total amount of income payments paid.
     --------------------------------------------------------------------------------------------------------
     NONLIFETIME INCOME PHASE PAYMENT OPTION
     --------------------------------------------------------------------------------------------------------

     Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30 years
     Guaranteed          if you elected the premium bonus option). In certain cases a lump-sum payment
     Payments            may be requested at any time (see below).

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     --------------------------------------------------------------------------------------------------------

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

     --------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     --------------------------------------------------------------------------------------------------------

     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
     --------------------------------------------------------------------------------------------------------

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OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or
(4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel,

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                                       33
you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the Liquid Assets Subaccount) during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ReliaStar of NY contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ReliaStar of NY for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., ING Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

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                                       34

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so. We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes.

We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ReliaStar of NY.

EXPERTS

The audited financial statements of ReliaStar of NY as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account NY-B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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                                       35

Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account NY-B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

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                                       36

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

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

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

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

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

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                                       39

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within

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                                       40
a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

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                                       41

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     TABLE OF CONTENTS

     Item
     Introduction
     Description of ReliaStar Life Insurance Company of New York
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of ReliaStar Life Insurance Company of New York Financial Statements of Separate Account NY -- B


--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

ING SmartDesign VA - NY - 126057                                      05/01/2003
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

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--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

-----------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-----------------------------------------------------------------------------------------------
FORMER FUND NAME                                CURRENT FUND NAME
-----------------------------------------------------------------------------------------------
Core Bond Series                                ING PIMCO Core Bond Portfolio
-----------------------------------------------------------------------------------------------
ING GET Fund                                      ING GET U.S. Core Portfolio
-----------------------------------------------------------------------------------------------
International Enhanced EAFE Series              ING JPMorgan Fleming International Enhanced
                                                     EAFE Portfolio
-----------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series     ING JPMorgan Fleming Small Cap Equity Portfolio
-----------------------------------------------------------------------------------------------
Janus Growth and Income Series                  ING Janus Growth and Income Portfolio
-----------------------------------------------------------------------------------------------
Liquid Assets Series                            ING Liquid Assets Portfolio
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                          Putnam VT Discovery Growth Fund
-----------------------------------------------------------------------------------------------
Research Series                                 ING MFS Research Portfolio
-----------------------------------------------------------------------------------------------
Total Return Series                             ING MFS Total Return Portfolio
-----------------------------------------------------------------------------------------------
Value Equity Series                             ING Eagle Asset Value Equity Portfolio
-----------------------------------------------------------------------------------------------

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                                       A1

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST

ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER: Directed            of domestic and foreign issuers that
    Services, Inc.                        meet quantitative standards relating
  INVESTMENT SUBADVISER: Eagle Asset      to financial soundness and high
    Management, Inc.                      intrinsic value relative to price.
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER: Directed            75% of its assets in equity securities
    Services, Inc.                        selected primarily for their growth
  INVESTMENT SUBADVISER: Janus Capital    potential, and at least 25% of its
    Management LLC                        assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER: Directed            broad portfolio of equity securities
    Services, Inc.                        of established foreign companies of
  INVESTMENT SUBADVISER: J.P. Morgan      various sizes, including foreign
    Fleming Asset Management (London)     subsidiaries of U..S. companies, based
    Limited                               in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER: Directed            small-cap companies.
    Services, Inc.
  INVESTMENT SUBADVISER: J.P. Morgan
    Fleming Asset Management (USA)
    Inc.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER: Directed            $1 per share net asset value and its
    Services, Inc.                        investment strategy focuses on safety
  INVESTMENT SUBADVISER: ING              of principal, liquidity and yield, in
    Investment Management LLC             order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER: Directed            in common stocks and related
    Services, Inc.                        securities (such as preferred stocks,
  INVESTMENT SUBADVISER: Massachusetts    convertible securities and depositary
    Financial Services Company            receipts). The Portfolio focuses on
                                          companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------

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                                       A2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER: Directed            Secondarily seeks reasonable
    Services, Inc.                        opportunity for growth of capital and
  INVESTMENT SUBADVISER: Massachusetts    income. The Portfolio is a "balanced
    Financial Services Company            fund," and invests in a combination of
                                          equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER: Directed            Portfolio is diversified and seeks to
    Services, Inc.                        achieve its investment objective by
  INVESTMENT SUBADVISER: Pacific          investing under normal circumstances
    Investment Management Company LLC     at least 80% of its net assets (plus
                                          borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------
ING GET U.S. Core Portfolio
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO (formerly     Seeks to achieve maximum total return
  ING GET Fund)                           and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER: Aeltus              participating, to the extent possible
    Investment Management, Inc.           in favorable equity market performance
                                          during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
JP MORGAN MID CAP VALUE PORTFOLIO         Seeks growth from capital
  (Service Class)                         appreciation. A nondiversified
                                          Portfolio that invests primarily (at
  INVESTMENT ADVISER: ING Life            least 80% of net assets under normal
    Insurance and Annuity Company         circumstances) in a broad portfolio of
  INVESTMENT SUBADVISER: Robert           common stocks of companies with market
    Fleming, Inc., a subsidiary of        capitalizations of $1 billion to $20
    J.P. Morgan Chase & Co.               billion at the time of purchase that
                                          the subadviser believes to be
                                          undervalued.
--------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES             Seeks capital appreciation. Invests
  PORTFOLIO (Initial Class)               primarily (at least 65% of net assets)
                                          in common stocks and related
  INVESTMENT ADVISER: ING Life            securities, such as preferred stocks,
    Insurance and Annuity Company         convertible securities and depositary
  INVESTMENT SUBADVISER: Massachusetts    receipts.
    Financial Services Company
--------------------------------------------------------------------------------
ING MFS GLOBAL GROWTH PORTFOLIO           Seeks capital appreciation. A
  (Service Class)                         nondiversified Portfolio that invests
                                          primarily (at least 65% of net assets
  INVESTMENT ADVISER: ING Life            under normal circumstances) in
    Insurance and Annuity Company         securities of companies worldwide
  INVESTMENT SUBADVISER: Massachusetts    including common stocks and related
    Financial Services Company            equity securities such as preferred
                                          stock, convertible securities and
                                          depositary receipts.
--------------------------------------------------------------------------------

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                                       A3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO         Seeks capital growth and income.
  (Service Class)                         Invests in a portfolio of equity
                                          securities, including common stocks,
  INVESTMENT ADVISER: ING Life            preferred stocks and securities
    Insurance and Annuity Company         convertible into common and preferred
  INVESTMENT SUBADVISER: Van Kampen       stocks.
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER: ING Investments,    normal conditions, invests at least
    LLC                                   65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 500. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO        Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          MidCap 400 Index (S&P 400), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 400. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 400
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 400 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard and Poor's
                                          SmallCap 600 Index (S&P 600), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 600. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 600
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 600 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO        Seeks growth of capital primarily
  (Class S)                               through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER: ING Investments,    securities convertible into common
    LLC                                   stock. Under normal market conditions,
  INVESTMENT SUBADVISER: Aeltus           invests at least 65% of total assets
    Investment Management, Inc.           in common stocks and securities
                                          convertible into common stock.
--------------------------------------------------------------------------------

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                                       A4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP CONVERTIBLE PORTFOLIO (Class S)    Seeks maximum total return, consisting
                                          of capital appreciation and current
  INVESTMENT ADVISER: ING Investments,    income. Under normal conditions,
    LLC                                   invests at least 80% of assets in
                                          convertible securities. Emphasizes
                                          companies with market capitalizations
                                          above $500 million. May also invest up
                                          to 20% of total assets in common and
                                          nonconvertible preferred stocks, and
                                          in nonconvertible debt securities,
                                          which may include high yield debt
                                          securities (commonly known as "junk
                                          bonds") rated below investment grade,
                                          or of comparable quality if unrated.
                                          May also lend portfolio securities, up
                                          to 30% of its total assets.
--------------------------------------------------------------------------------
ING VP LARGE COMPANY VALUE PORTFOLIO      Seeks long-term capital appreciation.
  (Class S)                               Income is a secondary objective.
                                          Normally invests at least 80% of
  INVESTMENT ADVISER: ING Investments,    assets in common stocks of large
    LLC                                   companies, which may include dividend
                                          paying securities, securities
                                          convertible into shares of common
                                          stock, rights, earrants, and exchange
                                          traded index funds (ETFs). May invest
                                          remaining 20% of assets in foreign
                                          securities and smaller capitalization
                                          companies.
--------------------------------------------------------------------------------
ING VP LARGECAP GROWTH PORTFOLIO          Seeks long-term capital appreciation.
  (Class S)                               Normally invests at least 80% of
                                          assets in equity securities of large
  INVESTMENT ADVISER: ING Investments,    U.S. companies that the portfolio
    LLC                                   managers believe have above average
                                          prospects for growth. Equity
                                          securities in which the Portfolio may
                                          invest include common and preferred
                                          stocks, warrants and convertible
                                          securities. Portfolio considers a
                                          company to be large it its market
                                          capitalization corresponds at the time
                                          of purchase to the upper 90% of the
                                          Standard & Poor's 500 Composite Index.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO  (Class S)      Seeks growth of capital, with dividend
                                          income as a secondary consideration.
  INVESTMENT ADVISER: ING Investments,    Under normal conditions, invests at
    LLC                                   least 80% of assets in equity
                                          securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER: A I M Advisors,     that are likely to benefit from
    Inc.                                  changing demographic, economic and
  INVESTMENT SUBADVISER: H.S. Dent        lifestyle trends. These securities may
    Advisors, Inc.                        include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------

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                                       A5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
AIM V.I. GROWTH FUND (Series II)          Seeks growth of capital. Seeks to meet
                                          its investment objective by investing
  INVESTMENT ADVISER: A I M Advisors,     principally in seasoned and better
    Inc.                                  capitalized companies considered to
                                          have strong earnings momentum.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME       Seeks reasonable current income and
  PORTFOLIO (formerly Alliance Growth     reasonable opportunity for
  and Income Portfolio) (Class B)         appreciation through investments
                                          primarily in dividend-paying common
  INVESTMENT ADVISER: Alliance Capital    stocks of good quality. Invests
    Management L.P.                       primarily in dividend-paying common
                                          stocks of large, well-established
                                          "blue chip" companies.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH          Seeks growth of capital by pursuing
  PORTFOLIO (formerly Alliance Premier    aggressive investment policies.
  Growth Portfolio) (Class B)             Invests primarily in equity securities
                                          of a limited number of large,
  INVESTMENT ADVISER: Alliance Capital    carefully selected, high-quality U.S.
    Management L.P.                       companies that are judged likely to
                                          achieve superior earnings growth.
                                          Normally invests at least 80% of total
                                          assets in equity securities of U.S.
                                          companies and up to 20% of assets in
                                          non-U.S. companies.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE PORTFOLIO         Seeks long-term growth of capital.
  (Class B)                               Invests primarily in a diversified
                                          portfolio of equity securities of
  INVESTMENT ADVISER: Alliance Capital    companies with relatively large market
    Management L.P.                       capitalizations that Alliance (the
                                          Portfolio's investment adviser)
                                          believes are undervalued.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO     Seeks long-term capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies whose value the
  INVESTMENT ADVISER: Fidelity            Portfolio's investment adviser
    Management & Research Company         believes is not fully recognized by
  INVESTMENT SUBADVISER: Fidelity         the public.
    Management & Research (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER: Fidelity            which exceeds the composite yield on
    Management & Research Company         the securities comprising the Standard
  INVESTMENT SUBADVISER: FMR Co., Inc.    & Poor's 500 Index. Normally invests
                                          at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO          Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER: Fidelity            adviser believes have above-average
    Management & Research Company         growth potential (often called
  INVESTMENT SUBADVISER: FMR Co., Inc.    "growth" stocks).
--------------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

                                       A6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER: INVESCO Variable    net assets in the equity securities
    Investment Funds, Inc.                and equity-related instruments of
  INVESTMENT SUBADVISER: INVESCO Funds    companies involved in the financial
    Group, Inc.                           services sector. These companies
                                          include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER: INVESCO Variable    assets in the equity securities and
    Investment Funds, Inc.                equity-related instruments of
  INVESTMENT SUBADVISER: INVESCO Funds    companies that develop, produce, or
    Group, Inc.                           distribute products or services
                                          related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER: INVESCO Variable    net assets in the equity securities
    Investment Funds, Inc.                and equity-related instruments of
  INVESTMENT SUBADVISER: INVESCO Funds    companies engaged in the design,
    Group, Inc.                           production, and distribution of
                                          products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER: INVESCO Variable    invests at least 80% of its net assets
    Investment Funds, Inc.                in the equity securities and
  INVESTMENT SUBADVISER: INVESCO Funds    equity-related instruments of
    Group, Inc.                           companies engaged in utilities-related
                                          industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

                                       A7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH       Seeks long-term growth of capital in a
  PORTFOLIO (Class S)                     manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks of
                                          companies of any size located
                                          throughout the world. Normally invests
                                          in issuers from at least five
                                          different countries, including the
                                          United States. May at times invest in
                                          fewer than five countries or even in a
                                          single country.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER: Pacific             prudent investment management.
    Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER: Pioneer             carefully selected, reasonably priced
    Investment Management, Inc.           securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER SMALL COMPANY VCT PORTFOLIO       Seeks capital growth by investing in a
  (Class II)                              diversified portfolio of securities
                                          consisting primarily of common stocks.
  INVESTMENT ADVISER: Pioneer             Normally, invests at least 80% of
    Investment Management, Inc.           total assets in equity securities of
                                          small companies, that is, companies
                                          with market values within the range of
                                          market values of issuers included in
                                          the Russell 2000 Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the S&P 500
    LLC                                   Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the Russell
    LLC                                   2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the ProFunds
    LLC                                   Europe 30 Index.
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER: Prudential          securities of major, established
    Investments LLC                       corporations that the investment
  INVESTMENT SUBADVISER: Jennison         adviser believes offer above-average
    Associates LLC                        growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

                                       A8

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER: Prudential          thinks will increase in value over a
    Investments LLC                       period of years. Invests primarily in
  INVESTMENT SUBADVISER: Jennison         the common stock of large and
    Associates LLC                        medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND          Seeks capital growth and current
  (Class IB)                              income. The fund pursues its goal by
                                          investing mainly in common stocks of
  INVESTMENT ADVISER: Putnam Variable     U.S. companies, with a focus on value
    Trust                                 stocks that offer the potential for
  INVESTMENT SUBADVISER: Putnam           capital growth, current income or
    Investment Management, LLC            both.
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND        Seeks capital growth. Current income
  INCOME FUND (Class IB)                  is a secondary objective. We invest
                                          mainly in common stocks of companies
  INVESTMENT ADVISER: Putnam Variable     outside the United States. We invest
    Trust                                 mainly in value stocks that offer the
  INVESTMENT SUBADVISER: Putnam           potential for income. Value stocks are
    Investment Management, LLC            those that Putnam Management believes
                                          are currently undervalued by the
                                          market. We look for companies
                                          undergoing positive change. If we are
                                          correct and other investors recognize
                                          the value of the company, the price of
                                          its stock may rise. We invest mainly
                                          in midsized and large companies,
                                          although we can invest in companies of
                                          any size. Although the fund emphasizes
                                          investments in developed countries, we
                                          may also invest in companies located
                                          in developing (also known as emerging)
                                          markets. To determine whether a
                                          company is located outside of the
                                          United States, the fund looks at the
                                          following factors: where the company's
                                          securities trade, where the company is
                                          located or organized, or where the
                                          company derives its revenues or
                                          profits.
--------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND           Seeks long-term growth of capital. We
  (Class IB)                              invest mainly in common stocks of U.S.
                                          companies, with a focus on growth
  INVESTMENT ADVISER: Putnam Variable     stocks. Growth stocks are issued by
    Trust                                 companies that Putnam Management
  INVESTMENT SUBADVISER: Putnam           believes are fast-growing and whose
    Investment Management, LLC            earnings we believe are likely to
                                          increase over time. Growth in earnings
                                          may lead to an increase in the price
                                          of the stock. We may invest in
                                          companies of any size.
--------------------------------------------------------------------------------
UBS SERIES TRUST
--------------------------------------------------------------------------------
TACTICAL ALLOCATION PORTFOLIO (Class I)   Total return, consisting of long-term
                                          capital appreciation and current
  INVESTMENT ADVISER: UBS Global Asset    income. Principal investment
    Management (US) Inc.                  strategies used by the Portfolio in
                                          pursuing its investment objective
                                          involve allocating assets between a
                                          stock portion that is designed to
                                          track the performance of the S&P 500
                                          Composite Stock Price Index and a
                                          fixed income portion that consists of
                                          either U.S. Treasury notes with a
                                          maturity of approximately 5 years or
                                          U.S. Treasury bills with remaining
                                          maturities of approximately 30 days.
--------------------------------------------------------------------------------

ING SmartDesign VA - NY - 126057

                                       A9

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York ("ReliaStar of NY"). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING SmartDesign VA - NY - 126057

                                       B1

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is
considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000x .06). The amount of the withdrawal paid to you will be $10,080 ($10,500-$420). This example does not take into account deduction of any premium taxes.

ING SmartDesign VA - NY - 126057

                                       C1

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO* OFFERINGS

                                           OFFERING DATES         GUARANTEE DATES
---------------------------------------------------------------------------------------

GET V SERIES                               03/13/03 - 06/12/03    06/13/03 - 06/13/08

ING GET U.S. CORE PORTFOLIO--  SERIES 1    06/12/03 - 09/11/03    09/12/03 - 09/12/08

ING GET U.S. CORE PORTFOLIO--  SERIES 2    09/12/03 - 12/11/03    12/12/03 - 12/12/08

ING GET U.S. CORE PORTFOLIO--  SERIES 3    12/12/03 - 03/11/04    03/12/04 - 03/13/09

ING GET U.S. CORE PORTFOLIO--  SERIES 4    03/12/04 - 06/10/04    06/11/04 - 06/12/09

*    Previously known as ING GET Fund.

ING SmartDesign VA - NY - 126057

                                       D1

                                   ING [LOGO]

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

             ReliaStar Life Insurance Company of New York is a stock
                         company domiciled in New York.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING SmartDesign VA - NY - 126057                                      05/01/2003

                                     PART B

                       Statement of Additional Information

                      ING SMARTDESIGN VARIABLE ANNUITY - NY

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                              SEPARATE ACCOUNT NY-B

                                       OF
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, customer service center, P.O. Box 9271, Des Moines, Iowa 50306-1593 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Introduction.........................................................   1
     Description of ReliaStar Life Insurance Company of New York..........   1
     Safekeeping of Assets................................................   1
     The Administrator....................................................   1
     Independent Auditors.................................................   1
     Distribution of Contracts............................................   2
     Performance Information..............................................   2
     IRA Partial Withdrawal Option........................................   6
     Other Information....................................................   7
     Financial Statements of ReliaStar Life Insurance Company of New York
          and Financial Statements of Separate Account NY-B...............   7

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

           DESCRIPTION OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") is a stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. Effective April 1, 2002, ("merger date") First Golden American Life Insurance Company ("First Golden"), the original depositor for the variable insurance products offered through Separate Account NY-B, was merged into ReliaStar of NY. ReliaStar of NY is authorized to transact business in all states, the District of Columbia and the Dominican Republic and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING").

                              SAFEKEEPING OF ASSETS

ReliaStar of NY acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden American Life Insurance Company of New York ("First Golden") and Golden American Life Insurance Company ("Golden American") entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into ReliaStar of NY ("merger date"), the expenses incurred by Golden American in relation to this service agreement will be reimbursed by ReliaStar of NY on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. As of the merger date, ReliaStar of NY is obligated to reimburse these expenses. For the years ended December 31, 2002, 2001 and 2000, ReliaStar of NY incurred expenses of $0, $122,000 and $412,000, respectively, under the agreement with Golden American and $0, $0 and $340,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden, Golden American and Directed Services, Inc. ("DSI") entered into a service agreement pursuant to which First Golden and Golden American agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, ReliaStar of NY provides its personnel to provide such services. ReliaStar of NY expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by ReliaStar of NY's employees on behalf of DSI. For the year ended December 31, 2002, there were no charges to Golden American and DSI for these services.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of ReliaStar of NY and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ReliaStar of NY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ReliaStar of NY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by Golden American, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $64,000, $264,000 and $1,115,000 respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 7.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return) +1)^(365/7)] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -0.35% and -0.35%, respectively.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical
                     $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts that had commenced operations as of December 31, 2002 presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for Option III Death Benefit of 1.25%, the administrative charge of 0.15%, the contract administration charge annualized at 0.04% and applicable surrender charge of 7% for the one year period and 2% for the one five year period, for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 --Standardized:
-----------------------------------------------------------------------

                                                                                                          INCEPTION
                                                 1 YEAR        5 YEAR         10 YEAR    INCEPTION           DATE
--------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Value Equity Portfolio           -24.26         -5.15           n/a         -0.96          01-May-97
ING Janus Growth and Income Portfolio            -26.57           n/a           n/a        -17.77          02-Oct-00
ING Liquid Assets Portfolio                       -6.03          1.81           n/a          2.21          01-May-97
ING MFS Research Portfolio                       -31.96         -5.59           n/a         -1.86          01-May-97
ING MFS Total Return Portfolio                   -12.47          2.71           n/a          5.17          01-May-97
ING PIMCO Core Bond Portfolio                      1.12          0.38           n/a          1.01          01-May-97
ING VP MagnaCap Portfolio                        -30.11           n/a           n/a        -22.77          01-May-01
ING VP Worldwide Growth Portfolio                -31.91           n/a           n/a        -25.25          01-May-00
Jennison Portfolio                               -38.17           n/a           n/a        -31.35          01-May-00
PIMCO High Yield Portfolio                        -8.61           n/a           n/a         -1.49          01-May-98
SP Jennison International Growth Portfolio       -29.96           n/a           n/a        -37.27          02-Oct-00

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)^(n)]=ERV

          P(1+T)^(n)=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical
                     $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

Average Annual Total Return for the subaccounts which had commenced operations as of December 31, 2002 presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for Option III Death Benefit of 1.25%, the administrative charge of 0.15%, but not the contract administrative charge or the surrender charge, for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Non-standardized:
-------------------------------------------------------------------------

                                                                                                           INCEPTION
                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION            DATE
--------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Value Equity Portfolio           -18.22         -3.89           n/a         -0.20          01-May-97
ING Janus Growth and Income Portfolio            -20.53           n/a           n/a        -14.41          02-Oct-00
ING Liquid Assets Portfolio                        0.01          2.76           n/a          2.87          01-May-97
ING MFS Research Portfolio                       -25.92         -4.31           n/a         -1.07          01-May-97
ING MFS Total Return Portfolio                    -6.43          3.63           n/a          5.57          01-May-97
ING PIMCO Core Bond Portfolio                      7.16          1.38           n/a          1.71          01-May-97
ING VP MagnaCap Portfolio                        -24.07           n/a           n/a        -18.54          01-May-01
ING VP Worldwide Growth Portfolio                -25.87           n/a           n/a        -21.69          01-May-00
Jennison Portfolio                               -32.13           n/a           n/a        -27.28          01-May-00
PIMCO High Yield Portfolio                        -2.57           n/a           n/a         -0.34          01-May-98
SP Jennison International Growth Portfolio       -23.92           n/a           n/a        -32.64          02-Oct-00

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of ReliaStar of NY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and a A+ rating means, in the opinion of A.M.Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under "Performance Information." Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.
     1.   AUV, beginning of period                                  $10.00000000
     2.   Value of securities, beginning of period                  $10.00000000
     3.   Change in value of securities                               0.10000000
     4.   Gross investment return (3) divided by (2)                  0.01000000
     5.   Less daily mortality and expense charge                     0.00003446
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00996163
     8.   Net investment factor (1.000000) plus (7)                   1.00996163
     9.   AUV, end of period (1) multiplied by (8)                  $10.09961430

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.
     1.   Initial Premium Payment                                        $ 1,000
     2.   AUV on effective date of purchase (see Example 1)         $10.00000000
     3.   Number of Units purchased [(1) divided by (2)]            100.00000000
     4.   AUV for valuation date following purchase
          (see Example 1)                                           $10.09961430
     5.   Contract  Value in account for valuation date
          following purchase [(3) multiplied by (4)]                 $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ReliaStar of NY notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ReliaStar of NY receives the completed election form.

ReliaStar of NY calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS OF
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

The audited financial statements of ReliaStar Life Insurance Company of New York are listed below and are included in this Statement of Additional Information:

   Report of Independent Auditors
   Audited Financial Statements of ReliaStar Life Insurance Company of New York
        Income Statements for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended
             August 31, 2000
        Balance Sheets as of December 31, 2002 and 2001
        Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000
        Statements of Cash Flows for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000
   Notes to Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors

     Audited Financial Statements
          Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31,
            2002 and 2001
          Notes to Financial Statements



                                 FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA


                                         INDEX TO FINANCIAL STATEMENTS

                                                                                                          Page
                                                                                                         -------
Report of Independent Auditors .........................................................................   F-2

Financial Statements:

Income Statements for the years ended December 31, 2002 and 2001, four months
ended December 31, 2000 and eight months ended August 31, 2000..........................................   F-3

Balance Sheets as of December 31, 2002 and 2001.........................................................   F-4

Statements of Changes in Shareholder's Equity for the years ended December 31, 2002
and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000....................   F-5

Statements of Cash Flows for the years ended December 31, 2002 and 2001, four months
ended December 31, 2000 and eights months ended August 31, 2000.........................................   F-6

Notes to Financial Statements...........................................................................   F-7









                                                        F-1

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ReliaStar Life Insurance Company of New York

We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2002 and 2001 ("Successor Company"), and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for the years ended December 31, 2002 and 2001, and for the period from September 1, 2000 to December 31, 2000 ("Successor
Company"), and for the period from January 1, 2000 to August 31, 2000 ("Preacquisition Company"). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, and for the period from September 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the result of its operations and its cash flows for the period from January 1, 2000 to August 31, 2000, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, effective September 1, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of ReliaStar Financial Corp., ReliaStar Life Insurance Company of New York's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                       /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003


                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                                          INCOME STATEMENTS
                                                              (Millions)

                                                                                                                 Preacquisition
                                                                                                                ----------------
                                                                                               Four months        Eight months
                                                         Year ended         Year ended            ended               ended
                                                        December 31,       December 31,        December 31,        August 31,
                                                             2002               2001              2000                2000
                                                       ---------------    --------------    ----------------    ----------------
Revenues:
   Premiums                                                  $66.2             $60.2             $19.8               $28.1
   Fee income                                                 94.3              90.4              31.8                63.3
   Net investment income                                     130.8             142.3              48.3                97.7
   Net realized capital gains (losses)                        (2.7)             10.6               0.5                 1.3
   Other income                                               11.7               7.6               1.7                 5.9
                                                       ---------------    --------------    ----------------    ----------------
            Total revenue                                    300.3             311.1             102.1               196.3
                                                       ---------------    --------------    ----------------    ----------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
        policyholders                                        181.1             158.6              59.1               101.8
   Underwriting, acquisition, and insurance expenses:
   General expenses                                           36.2              51.5              15.7                32.4
   Amortization:
   Deferred policy acquisition costs and
      value of business acquired                              32.6              26.5              10.1                21.5
   Goodwill                                                    -                22.6               2.8                 5.8
                                                       ---------------    --------------    ----------------    ----------------
   Total benefits, losses and expenses                       249.9             259.2              87.7               161.5
                                                       ---------------    --------------    ----------------    ----------------
Income before income taxes                                    50.4              51.9              14.4                34.8

   Income tax expense                                         17.8              26.1               7.4                12.0
                                                       ---------------    --------------    ----------------    ----------------
Income before cumulative effect of change in                  32.6              25.8               7.0                22.8
   accounting principle
Cumulative effect of change in accounting principle         (865.0)              -                 -                   -
                                                       ---------------    --------------    ----------------    ----------------

Net income (loss)                                          $(832.4)            $25.8              $7.0               $22.8
                                                       ===============    ==============    ================    ================










                                                  See Notes to Financial Statements


                                                               F-3


                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                           BALANCE SHEETS
                                    (Millions, except share data)

                                                                    December 31,        December 31,
                                                                        2002                2001
                                                                  -----------------    ---------------
Assets
------
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $1,523.0 at 2002 and $1,441.3 at 2001)       $1,601.5             $1,486.2
   Equity securities, at fair value (cost of $4.4 at 2002 and
     $3.6 at 2001)                                                        4.4                  6.0
   Mortgage loans on real estate                                        243.6                265.5
   Policy loans                                                          85.2                 85.0
   Short-term investments                                                55.6                  5.4
   Other investments                                                     11.9                  6.8
   Securities pledged to creditors (amortized cost of $0.9 at
     2002 and $13.9 at 2001)                                              0.9                 13.9
                                                                  -----------------    ---------------
Total investments                                                     2,003.1              1,868.8

Cash and cash equivalents                                                 2.4                (17.5)
Short term investments under securities loan agreement                    -                   15.1
Accrued investment income                                                19.3                 21.9
Accounts and notes receivable                                             6.9                  7.7
Reciprocal loan with affiliate                                            -                   47.1
Reinsurance recoverable                                                  54.6                 51.6
Deferred policy acquisition costs                                        61.3                 26.0
Value of  business acquired                                              48.2                 64.7
Goodwill (net of accumulated amortization of $31.2 at 2001)               -                  865.0
Deferred income taxes                                                    26.1                 46.5
Other assets                                                              5.2                  3.6
Assets held in separate accounts                                        429.4                487.4
                                                                  -----------------    ---------------

              Total assets                                           $2,656.5             $3,487.9
                                                                  =================    ===============

Liabilities and Shareholder's Equity
------------------------------------
Policy liabilities and accruals:
   Future policy benefits and claims reserves                       $ 1,595.6             $1,550.5
   Unearned  premiums                                                     0.2                  0.9
   Other policy claims and benefits payable                              26.6                 40.7
   Other policyholder's funds                                            23.3                 17.3
                                                                  -----------------    ---------------
Total policy liabilities and accruals                                 1,645.7              1,609.4

Payables under securities loan agreement                                  -                   15.1
Current income taxes                                                     12.3                  -
Other borrowed money                                                     74.2                 75.4
Other liabilities                                                        69.1                 87.9
Liabilities related to separate accounts                                429.4                487.4
                                                                  -----------------    ---------------
              Total liabilities                                       2,230.7              2,275.2
                                                                  -----------------    ---------------

Shareholder's equity:
   Common stock (1,377,863 shares authorized, issued and
        outstanding; $2.00 per share par value)                           2.8                  2.8
   Additional paid-in capital                                         1,225.6              1,194.6
   Accumulated other comprehensive income                                35.4                  6.5
   Retained earnings (deficit)                                         (838.0)                 8.8
                                                                  -----------------    ---------------
              Total shareholder's equity                                425.8              1,212.7
                                                                  -----------------    ---------------

              Total liabilities and shareholder's equity             $2,656.5             $3,487.9
                                                                  =================    ===============

                                      See Notes to Financial Statements

                                                    F-4

                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                            STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                   Accumulated
                                                                                      Other           Retained           Total
                                                   Common        Additional       Comprehensive       Earnings        Shareholder's
                                                   Stock        Paid-in-Capital   Income (Loss)       (Deficit)          Equity
----------------------------------------------- ------------    -------------     --------------    -------------    --------------
Balance at December 31, 1999                      $     2.8       $   235.2         $     (9.4)     $    213.0         $   441.6
Dividends to Shareholder                                -               -                  -              (6.0)             (6.0)
Comprehensive income:
   Net income                                           -               -                  -              22.8              22.8
   Other comprehensive income net of tax:
      Unrealized (loss) on securities
      ($(1.6) pretax)                                   -               -                 (1.0)            -                (1.0)
                                                                                                                     --------------
  Comprehensive income                                                                                                      21.8
                                                ------------    -------------     --------------    -------------    --------------
Balance at August 31, 2000                              2.8           235.2              (10.4)          229.8             457.4
Purchase Accounting Adjustment                          -             959.4               10.4          (229.8)            740.0
Dividends to Shareholder                                -               -                  -              (6.0)             (6.0)
Comprehensive income:
   Net income                                           -               -                  -               7.0               7.0
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($14.5 pretax)                                    -               -                  9.4             -                 9.4
                                                                                                                     --------------
  Comprehensive income                                                                                                      16.4
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2000                            2.8         1,194.6                9.4             1.0           1,207.8
Dividends to Shareholder                                -               -                  -             (18.0)            (18.0)
Comprehensive income:
   Net income                                           -               -                  -              25.8              25.8
   Other comprehensive income net of tax:
      Unrealized (loss) on securities
      ($(4.5) pretax)                                   -               -                 (2.9)            -                (2.9)
                                                                                                                     --------------
  Comprehensive income                                                                                                      22.9
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2001                            2.8         1,194.6                6.5             8.8           1,212.7

Capital contribution                                    -              31.4                -               -                31.4
Other                                                   -              (0.4)               -               -                (0.4)
Dividends to Shareholder                                -               -                  -             (14.4)            (14.4)
Comprehensive income:
   Net loss                                             -               -                  -            (832.4)           (832.4)
   Other comprehensive income net of tax:
       Unrealized gain on securities
       ($45.1 pretax)                                   -               -                 28.9             -                28.9
                                                                                                                     --------------
  Comprehensive (loss)                                                                                                    (803.5)
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2002                        $   2.8       $ 1,225.6         $     35.4        $ (838.0)        $   425.8
                                                ============    =============     ==============    =============    ==============




                                                  See Notes to Financial Statements


                                                                 F-5

                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
                                                      STATEMENTS OF CASH FLOWS
                                                             (Millions)
                                                                                                                  Preacquisition
                                                                                                                 -----------------
                                                                                                  Four months      Eight months
                                                                Year ended      Year ended           ended             ended
                                                               December 31,    December 31,       December 31,       August 31,
                                                                    2002           2001               2000             2000
                                                              --------------  --------------    ---------------  -----------------
Cash Flows from Operating Activities:
Net income (loss)                                             $   (832.4)       $   25.8          $    7.0        $   22.8
Adjustments to reconcile net income to net cash provided
  by operating activities:
    Interest credited to insurance                                  45.5            43.0              21.1            44.5
    Future policy benefits                                         (75.3)          (77.9)            (35.9)          (81.5)
    Net realized capital (gains) losses                              2.7           (10.6)             (0.5)           (1.3)
    Increase (decrease) in receivables and payables                (29.1)           28.9              12.5            24.1
    (Increase) decrease in deferred policy acquisition costs       (19.7)          (34.1)            (14.8)          (18.5)
    (Increase) decrease in value of business acquired               16.7            26.5              10.1            21.5
    Amounts due to related parties                                  49.9           (58.4)             (4.0)           12.7
    Provision for deferred income taxes                              3.5             2.4              12.8            (2.4)
    Impairment of goodwill                                         865.0             -                 -               -
    Amortization of goodwill                                         -              22.6               2.8             5.8
    Other                                                           (1.6)          (30.9)             (8.9)            4.6
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) operating activities                25.2           (62.7)              2.2            32.3
                                                              --------------  --------------    ---------------  -----------------

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                    2,248.5         1,277.5              74.7           113.7
          Equity securities                                          -               1.0               -               -
          Mortgages                                                  -               -                52.0            19.2
    Investment maturities and collections of:
          Fixed maturities available for sale                        -              77.0             154.5            69.4
          Short-term investments                                     -               -                 -               3.8
          Mortgage loans                                            21.9            10.2               -               -
    Acquisition of investments:
          Fixed maturities available for sale                   (2,290.5)       (1,371.2)           (251.6)         (169.4)
          Equity securities                                         (0.8)            -                 -               -
          Short-term investments                                   (35.1)           (2.1)            (13.0)            -
          Mortgages                                                  -             (29.5)             (1.4)            -
    Increase (decrease) in policy loans                             (0.2)           (0.6)             (0.6)            -
    Other, net                                                      (5.1)           (1.8)              4.0            (1.4)
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) investing activities               (61.3)          (39.5)             18.6            35.3
                                                              --------------  --------------    ---------------  -----------------

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts        149.0           145.2              49.2            88.8
    Maturities and withdrawals from insurance contracts            (83.2)         (130.9)            (60.9)         (156.5)
    Increase in borrowed money                                      (1.2)            -                 -               -
    Dividends to shareholder                                       (14.4)          (18.0)             (6.0)           (6.0)
    Increase in borrowed money                                       -              90.5               -               -
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) financing activities                50.2            86.8             (17.7)          (73.7)
                                                              --------------  --------------    ---------------  -----------------

Net increase (decrease) in cash and cash equivalents                14.1           (15.4)              3.1            (6.1)
Cash received from first Golden                                      5.8             -                 -               -
                                                              --------------  --------------    ---------------  -----------------
Cash and cash equivalents, beginning of period                     (17.5)           (2.1)             (5.2)            0.9
                                                              --------------  --------------    ---------------  -----------------
Cash and cash equivalents, end of period                         $   2.4        $  (17.5)           $ (2.1)         $ (5.2)
                                                              ==============  ==============    ===============  =================





                                                  See Notes to Financial Statements

                                                                 F-6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut") which is a wholly-owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar Life") ultimately owned by ING Groep, N.V. ("ING").

On September 1, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired ReliaStar, of which the Company is part for approximately $6 billion. The purchase price was comprised of approximately $5.1 billion in cash and the assumption of $917 million of outstanding debt and other net liabilities.

For accounting purposes, the acquisition was accounted for using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of ReliaStar's subsidiaries, including the Company. The Balance Sheet changes related to accounting for this acquisition were non-cash in nature and accordingly have been excluded from the preacquisition statement of cash flows.

The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net decrease to assets before allocation of goodwill. The net decrease to assets reflects the write off of deferred policy acquisition costs ("DPAC") of $166.1 million, which was the balance as of August 31, 2000, the establishment of present value of future profits ("PVFP") of $112.4 million and a net increase of other assets of $5.0 million. Goodwill resulting from the transaction attributable to the Company was approximately $896.2 million and was amortized over 40 years prior to January 1, 2002. PVFP resulting from the transaction is being amortized over the years that it is anticipated such profits will be received.

Unaudited pro forma income from continuing operations and net income of the Company for the period from January 1, 2000 to August 31, 2000, assuming that the acquisition of the Company occurred at the beginning of the period, would have been approximately $8.5 million. The pro forma adjustments, which do no affect revenues, reflect primarily goodwill amortization.

On April 1, 2002, ReliaStar Life acquired First Golden American Life Insurance Company of New York ("First Golden"), an affiliated entity, for a purchase price of $27.7 million in cash and $0.2 million in receivables. The purchase price was based on First Golden's statutory-basis book value. ReliaStar Life contributed First Golden to Security-Connecticut at GAAP book value. Security-Connecticut contributed First Golden to RLNY and First Golden was dissolved into RLNY at GAAP book value. The contribution of First Golden to RLNY was recorded as an increase to stockholder's equity of $31.4 million which equaled First Golden's April 1, 2002 GAAP book value. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." In accordance with Opinion

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


No. 16, the statement of financial position and other financial information is presented as of the beginning of the period ended December 31, 2002, as though the assets and liabilities had been transferred at January 1, 2002 on a combined basis. Prior year information was not restated due to the immateriality of the First Golden amounts to the prior periods.

DESCRIPTION OF BUSINESS

The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states and the District of Columbia.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, Accounting for Goodwill and Other Intangible Assets, effective for fiscal years beginning after December 15, 2001. Under the new statement, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new statement. Other intangible assets will continue to be amortized over their estimated useful lives.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss upon adoption of $865.0 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Income Statement.

The Company adopted the new statement effective January 1, 2002. Application of the nonamortization provisions of the new statement resulted in an increase in net income of $22.6 million for the year ended December 31, 2002. The Company performed the first of the required impairment tests for goodwill as of January 1, 2002.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Had the Company been accounting for its goodwill under FAS No.142 for all periods presented, the Company's net income for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 would have been as follows:

                                                                                               Preacquisition
                                                                                            ---------------------
                                                      Year ended         Four months ended    Eight months ended
     (Millions)                                    December 31, 2001     December 31, 2000     August 31, 2000
     ------------------------------------------------------------------------------------------------------------
     Reported net income                              $   25.8              $   7.0              $  22.8
     Add back goodwill amortization                       22.6                  2.8                  5.8
     ------------------------------------------------------------------------------------------------------------
     Adjusted net income                              $   48.4              $   9.8              $  28.6
     ============================================================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities" - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No.133 implementation issues." This Standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002 or 2001.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


FUTURE ACCOUNTING STANDARDS

GUARANTEES

In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of it guarantees and believes that all of its significant guarantees are excluded from the scope of this interpretation.

EMBEDDED DERIVATIVES

The FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement No. 133 Implementation Issue B36, "Embedded Derivatives:
Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its financial positions, results of operations, or cash flows.

VARIABLE INTEREST ENTITIES

In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs. The Company does have an investment in P&F Loan Trust ("P&F") in the amount of $5 million as of December 31, 2002. P&F is a private CDO issued in 1997, to invest in a total return swap on a $299 million pool of leveraged loans. ING, through its affiliates, owns $55 million of the P&F securities, which represents ING's maximum exposure to loss. ING has been determined by management to be the primary beneficiary. Since all of the ING entities owning the P&F are insurance entities and none of their operations are more closely related to the operations of P&F ; the affiliated entity owing the most significant portion will consolidate this VIE. Security Life of Denver ("SLD"), an affiliate, will be the primary beneficiary and consolidator of P&F Loan Trust.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the fair value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in
Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than book value and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

Realized capital gains and losses on investments are reflected on the Company's results of operations. Unrealized capital gains and losses on investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income.

The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

In accordance with FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," general account securities on loan are reflected on the Balance Sheets as "securities pledged to creditors", which includes the following:

                                                                   Gross           Gross
     December 31, 2002                          Amortized       Unrealized       Unrealized          Fair
     (Millions)                                    Cost            Gains           Losses            Value
     -----------------------------------------------------------------------------------------------------------
     Total securities pledged to creditors   $       0.9       $        -      $         -      $       0.9
     ===========================================================================================================

                                                                   Gross           Gross
     December 31, 2001                          Amortized       Unrealize d      Unrealized          Fair
     (Millions)                                    Cost            Gains           Losses            Value
     -----------------------------------------------------------------------------------------------------------
     Total securities pledged to creditors   $      13.9       $        -      $         -      $      13.9
     ===========================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


No. 60") and FAS No. 97, "Accounting and Reporting by Insurance enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investment" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

             (Millions)
             -----------------------------------------------------------------
             Balance at December 31,2001                $            64.7
             Adjustment for FAS No. 115                              (4.0)
             Additions                                                4.5
             Interest accrued at 7%                                   1.1
             Amortization                                           (18.1)
             -----------------------------------------------------------------
             Balance at December 31,2002                $            48.2
             =================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $13.2 million, $7.6 million, $6.0 million, $5.1 million and $4.9 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $1.5 million before tax, or $1.0 million, net of $0.5 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.0% to 7.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of policyholders or contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders or contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life policies and annuity contracts are invested, as designated by the contractholder or policyholder (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $0.1 million and of $0.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS


2. INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                             Gross           Gross
                                                             Amortized     Unrealized     Unrealized       Fair
     2002 (Millions)                                           Cost          Gains          Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $      96.6    $       1.8   $       -     $      98.4

     States, municipalities and political subdivisions            1.7            0.1           -             1.8

     U.S. corporate securities:
       Public utilities                                         104.3            8.0           1.1         111.2
       Other corporate securities                               805.3           67.7          10.5         862.5
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                       909.6           75.7          11.6         973.7
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                                 3.4            0.4           -             3.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                                3.4            0.4           -             3.8
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                 367.4            8.2           0.1         375.5

     Other asset-backed securities                              145.2            9.0           5.0         149.2

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                         1,523.9           95.2          16.7       1,602.4
     Less: Fixed maturities pledged to creditors                  0.9            -             -             0.9
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   1,523.0    $      95.2   $      16.7   $   1,601.5
     ===========================================================================================================


                                                        F-17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS

                                                                           Gross        Gross
                                                           Amortized     Unrealized   Unrealized       Fair
     2001 (Millions)                                         Cost          Gains        Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                        $     5.8      $     0.1     $    -        $    5.9

     States, municipalities and political subdivisions         4.3            0.3          -             4.6

     U.S. corporate securities:
       Public utilities                                       67.0            3.0          0.4          69.6
       Other corporate securities                            785.3           37.5          8.7         814.1
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                    852.3           40.5          9.1         883.7
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                              0.1            -            -             0.1
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                             0.1            -            -             0.1
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              296.6            7.0          0.1         303.5

     Other asset-backed securities                           296.1           13.6          7.4         302.3

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,455.2           61.5         16.6       1,500.1
     Less: Fixed maturities pledged to creditors              13.9            -            -            13.9
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                    $ 1,441.3      $    61.5     $   16.6      $1,486.2
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                                         Amortized Cost        Fair Value
     --------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                  $      -            $      -
       After one year through five years                      223.2               237.1
       After five years through ten years                     457.8               490.4
       After ten years                                        330.3               350.3
       Mortgage-backed securities                             367.4               375.4
       Other asset-backed securities                          145.2               149.2
     Less: Fixed maturities securities pledged to
      creditor                                                  0.9                 0.9
     --------------------------------------------------------------------------------------
     Fixed maturities                                    $  1,523.0          $  1,601.5
     ======================================================================================

At December 31, 2002 and 2001, fixed maturities with fair values of $5.7 million and $5.0 million, respectively, were on deposit as required by regulatory authorities.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


as short-term collateralized financings and the repurchase obligation is reported as a component of other borrowed money on the Balance Sheets.

The repurchase obligation totaled $73.1 million and $77.5 million at December 31, 2002 and 2001, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002 or 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that twenty two fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $25.9 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.9 million to reduce the carrying value of the fixed maturities to their fair value of $11.4 million.

3. FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES: The fair values for deferred annuities are estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

CLAIM AND OTHER DEPOSIT FUNDS: The carrying amounts for claim and other deposit funds approximate the liabilities' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES: The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                          2002                             2001
     -----------------------------------------------------------------------------------------------------
                                              Carrying         Fair             Carrying         Fair
     (Millions)                                 Value         Value              Value          Value
     -----------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  1,601.5    $  1,601.5        $    1,486.2   $     1,486.2
        Equity securities                          4.4           4.4                 6.0             6.0
        Mortgage loans on real estate            243.6         275.6               265.5           280.2
        Policy loans                              85.2          85.2                85.0            85.0
        Cash and short-term investments           58.0          58.0                 3.0             3.0
        Assets held in separate accounts         429.4         429.4               487.4           487.4

     Liabilities:
        Investment contract liabilities:
        Deferred annuities                      (411.3)       (409.6)             (420.7)         (417.5)
        Supplementary contracts and
          immediate annuities                    (13.1)        (13.1)              (21.8)          (22.7)
        Liabilities related to separate
          accounts                              (429.4)       (429.4)             (487.4)         (487.4)
     -----------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4. NET INVESTMENT INCOME

Sources of net investment income were as follows:

                                                                                             Preacquisition
                                                                                            ---------------
                                                                               Four months    Eight months
                                                 Year-ended     Year-ended        ended          ended
                                                December 31,   December 31,    December 31,    August 31,
     (Millions)                                     2002           2001           2000            2000
     ------------------------------------------------------------------------------------------------------
     Fixed maturities                              $108.7          $116.2          $36.2          $78.6
     Equity securities                                -               0.1            -              0.4
     Mortgage loans                                  20.7            21.4            7.5           16.3
     Policy loans                                     5.9             6.4            2.0            3.8
     Short term investments and
        cash equivalents                              0.3             1.4            1.5            0.1
     Other                                           (0.7)            1.2            0.7            0.3
     ------------------------------------------------------------------------------------------------------
     Gross investment income                        134.9           146.7           47.9           99.5
     Less: investment (expenses) income              (4.1)           (4.4)           0.4           (1.8)
     ------------------------------------------------------------------------------------------------------
     Net investment income                         $130.8          $142.3          $48.3          $97.7
     ======================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


5. DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The Company paid $14.4 million and $18.0 million in cash dividends to its Parent in 2002 and 2001, respectively. Of the $14.4 million paid in 2002, $0.0 million was accrued for in 2001.

The Company did receive capital contributions in 2002. In 2002, the amount contributed ($31.4 million) from Security-Connecticut related to the First Golden merger (refer to Note 1).

The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company. Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

The underlying statutory capital and surplus of the Company was $267.0 million and $214.6 million at December 31, 2002 and 2001, respectively. Statutory net income was $18.0 million, $11.0 million and $6.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $11.9 million.

The Company maintains a $97.4 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $30.0 million revolving note facility with Bank of New York and a $30.0 million revolving note facility with SunTrust Bank which expires on July 30, 2003.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


6. CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                                                     Four months      Eight months
                                                  Year ended        Year ended          ended             ended
                                                 December 31,      December 31,      December 31,       August 31,
  (Millions)                                         2002              2001              2000              2000
  ------------------------------------------------------------------------------------------------------------------
  Fixed maturities                             $        (2.5)    $      11.8      $          0.5     $      1.3
  Equity securities                                      0.2            (0.4)                -              -
  Other investments                                     (0.4)           (0.8)                -              -
  ------------------------------------------------------------------------------------------------------------------
  Pretax realized capital gains (losses)       $        (2.7)    $      10.6      $          0.5     $      1.3
  ==================================================================================================================
  After-tax realized capital gains (losses)    $        (1.8)    $        6.9     $          0.3     $      0.9
  ==================================================================================================================

Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                                                     Four months      Eight months
                                                  Year ended        Year ended          ended             ended
                                                 December 31,      December 31,      December 31,       August 31,
  (Millions)                                         2002              2001              2000              2000
  ------------------------------------------------------------------------------------------------------------------
  Proceeds on sales                            $    2,248.5     $     1,277.5      $          74.7      $      113.7
  Gross gains                                          39.7              24.8                  1.2               2.4
  Gross losses                                         42.2              13.0                  0.7               1.1
  ------------------------------------------------------------------------------------------------------------------

Changes  in  shareholder's  equity  related  to  changes  in  accumulated  other
comprehensive   income  (unrealized  capital  gains  and  losses  on  securities including securities pledged to creditors) were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                   As of              As of                As of           As of
                                                December 31,       December 31,         December 31,     August 31,
  (Millions)                                        2002               2001                 2000           2000
  ------------------------------------------------------------------------------------------------------------------
  Fixed maturities                           $        33.6        $    15.7         $       47.9       $    (3.7)
  Equity securities                                    0.1              0.1                 (0.4)            -
  Other investments                                   11.4            (20.3)               (17.1)            2.1
  ------------------------------------------------------------------------------------------------------------------
                                                      45.1             (4.5)                30.4            (1.6)
  Less: Increase (decrease) in deferred
     income taxes                                     16.2             (1.6)                10.6            (0.6)
  ------------------------------------------------------------------------------------------------------------------
  Net changes in accumulated other
     comprehensive income (loss)             $        28.9        $    (2.9)        $       19.8       $    (1.0)
  ==================================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

                                                                                                    Preacquistion
                                                                                                  ------------------
                                                                                    Four months      Eight months
                                                   Year ended       Year ended         ended            ended
                                                  December 31,     December 31,     December 31,      August 31,
   (Millions)                                          2002             2001             2000            2000
  ------------------------------------------------------------------------------------------------------------------
  Net unrealized capital gains (losses):
  Fixed maturities                               $    78.5        $    44.9        $    29.2       $     (18.7)
  Equity securities                                    -               (0.1)            (0.2)              0.2
  Other                                              (23.5)           (34.9)           (14.6)              2.5
  ------------------------------------------------------------------------------------------------------------------
                                                      55.0              9.9             14.4             (16.0)
  Less: Deferred income taxes                         19.6              3.4              5.0              (5.6)
  ------------------------------------------------------------------------------------------------------------------
  Net accumulated other comprehensive
     income (loss)                               $    35.4        $     6.5        $     9.4       $     (10.4)
  ==================================================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors were as follows:

                                                                                                   Preacquisition
                                                                                                 -------------------
                                                                                   Four months       Eight months
                                                  Year ended        Year ended        ended             ended
                                                 December 31,      December 31,    December 31,       August 30,
 (Millions)                                          2002              2001            2000              2000
--------------------------------------------------------------------------------------------------------------------
Unrealized holding gains (losses) arising
   the year (1)                               $      30.6       $       (9.7)    $     20.4        $        0.7
Less: reclassification adjustment for gains
  (losses) and other items included in net
   income (2)                                        (1.7)               6.8            0.6                 1.7
--------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on securities   $      28.9       $       (2.9)    $     19.8        $       (1.0)
===================================================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $47.1 million, $(14.9) million, $31.4 million and $1.1 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $2.6 million, $10.5 million, $0.9 and $2.6 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


7. UNPAID ACCIDENT AND HEALTH CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment epenses is summarized as follows:

      (Millions)                                              2002       2001        2000
     ----------------------------------------------------------------------------------------
        Balance at January 1                              $   14.5    $  14.1     $  15.8
        Less reinsurance recoverables                         13.4       11.1        10.9
     ----------------------------------------------------------------------------------------
        Net balance at January 1                               1.1        3.0         4.9
        Incurred related to:
           Current year                                        1.1        0.6         1.0
           Prior years                                         1.2        0.5        (0.8)
     ----------------------------------------------------------------------------------------
        Total incurred                                         2.3        1.1         0.2
        Paid related to:
          Current year                                        (0.2)       0.5         0.4
          Prior years                                          0.3        2.5         1.7
     ----------------------------------------------------------------------------------------
        Total Paid                                             0.1        3.0         2.1
     ----------------------------------------------------------------------------------------
        Net balance at December 31                             3.3        1.1         3.0
        Plus reinsurance recoverables                         14.2       13.4        11.1
     ----------------------------------------------------------------------------------------
        Balance at December 31                             $  17.5    $  14.5     $  14.1
     ----------------------------------------------------------------------------------------

8. INCOME TAXES

The Company files a consolidated federal income tax return with ReliaStar Life Insurance Company, Northern Life Insurance Company and Security-Connecticut Life Insurance Company. The Company is allocated an amount approximating the tax the member would have incurred were it not a member of a consolidated group and shall receive benefit for the use of its tax saving attributes used in the consolidated return.


Income taxes from continuing operations consist of the following:

                                                                                                  Preacquisition
                                                                                                  --------------
                                                                                   Four months     Eight months
                                                  Year ended       Year ended         ended           ended
                                                 December 31,     December 31,     December 31,      August 31,
     (Millions)                                      2002            2001              2000             2000
     ------------------------------------------------------------------------------------------------------------
       Current taxes (benefits):
           Federal                              $    14.3       $      23.7        $   (5.4)        $   14.4
     ------------------------------------------------------------------------------------------------------------
              Total current taxes (benefits)         14.3              23.7            (5.4)            14.4
     ------------------------------------------------------------------------------------------------------------
       Deferred taxes (benefits):
           Federal                                    3.5               2.4            12.8             (2.4)
     ------------------------------------------------------------------------------------------------------------
              Total deferred taxes (benefits)         3.5               2.4            12.8             (2.4)
     ------------------------------------------------------------------------------------------------------------
       Total                                    $    17.8         $    26.1        $    7.4         $   12.0
     ============================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                                   Preacquisition
                                                                                                   --------------
                                                                                   Four months      Eights months
                                                  Year ended       Year ended         ended             ended
                                                 December 31,     December 31,     December 31,       August 31,
     (Millions)                                      2002            2001              2000              2000
     --------------------------------------------------------------------------------------------------------------
       Income from continuing operations
          before income taxes                     $   50.4      $     51.9      $     14.4          $    34.8
       Tax rate                                        35%             35%             35%                35%
     --------------------------------------------------------------------------------------------------------------
       Application of the tax rate                    17.6            18.2             5.0               12.2
       Tax effect of:
          Goodwill amortization                        -               7.9             2.6                0.2
          Other                                        0.2             -              (0.2)              (0.4)
     --------------------------------------------------------------------------------------------------------------
        Income taxes                              $   17.8      $     26.1      $      7.4          $    12.0
     --------------------------------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                       2002             2001
     --------------------------------------------------------------------------------------------
     Deferred tax assets:
     Deferred policy acquisition costs                          $      4.8      $      12.2
     Insurance reserves                                               53.9             25.2
     Investment losses                                                 3.7             12.7
     Legal reserve                                                     5.3             10.9
     Other                                                             4.6             18.7
     --------------------------------------------------------------------------------------------
            Total gross assets                                        72.3             79.7
     --------------------------------------------------------------------------------------------

     Deferred tax liabilities:
     Present value of future profits                                 (24.9)           (24.7)
     Net unrealized capital gains                                    (19.6)            (3.4)
     Other                                                            (1.7)            (5.1)
     --------------------------------------------------------------------------------------------
            Total gross liabilities                                  (46.2)           (33.2)
     --------------------------------------------------------------------------------------------
     Net deferred tax asset                                     $     26.1      $      46.5
     ============================================================================================


Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2002 and 2001, no valuation allowance was required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $11.3 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through 1999. There were no material adjustments made as a result of the examinations. The Service has commenced its examinations for the years 2000 and 2001.

9. EMPLOYEE BENEFIT PLANS

PENSION PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Reliastar Financial Corporation and its Subsidiaries ("Reliastar Plan"), a qualified, defined contribution pension plan. The Companies were allocated their share of the pension liability associated with their employees. Costs charged to expense for the Reliastar Plan for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 were $0.6 million, $0.08 million, and $0.02 million, respectively.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING AIH, including the Reliastar Plan, were merged into the ING Americas Retirement Plan. Each subsidiary transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the subsidiaries capital contributions, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $0.5 million for 2002.

ING SAVINGS PLAN AND ESOP

Substantially all employees of the Company are eligible to participate in The ING Savings Plan and ESOP, a qualified profit sharing and stock bonus plan. The ING Savings Plan allows designated contributions, which are matched up to 5% of compensation by ING, to be invested in a variety of financial instruments. Pretax charges of operations of the Company for the ING Savings plan were $0.3 million, in 2002; $0.4 million in 2001 for charges from the ING Savings Plan and the predecessor plan, and $0.16 million and $0.04 million for the four months ended December 31, 2000 and eight months ended August 31, 2000, respectively, for charges from the predecessor plan.

OTHER POSTRETIREMENT BENEFITS

Through a plan sponsored by an affiliate, the Company provides certain health care and life insurance benefits to retired employees and their eligible dependents ("Postretirement Plan"). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A credit totaling $105,000, $26,000, $11,000, and $21,000 were allocated to the Company for its portion of the cost of the Postretirement Plan for the period ended December 31, 2002 and 2001, the four months ended December 31, 2000, and eight months ended August 31, 2000, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


STOCK INCENTIVE PLAN

Prior to the acquisition by ING of the Company's then ultimate parent company, ReliaStar Financial Corp., on September 1, 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar Life Insurance Company. No compensation expense for stock-based compensation plans has been allocated to the Company.

10. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY

The Company entered into an asset management agreement with ING Investment Management, LLC ("IIM"), an affiliate, January 1, 2001, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2002 and 2001, the Company incurred fees of $2.2 million and 2.1 million, respectively, under this agreement.

RECIPROCAL LOAN AGREEMENT

RLNY maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires January 27, 2003, RNLY and ING AIH can borrow up to $97.4 million from one another.

Interest on any RNLY borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, which commenced in 2002, RNLY incurred interest expense of $0.05 million and interest income of $0.3 million for the period ended December 31, 2002.

11. REINSURANCE

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company's retention limits as stated below.

At December 31, 2002, RLNY had reinsurance treaties with fifty-four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

The Company's retention limit is $300,000 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention is $300,000 (prior to July 1, 2002) or $500,000 (after July 1,
2002) per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


consistent with the risk assumed. RLNY obtained letters of credit in the amounts of $3.0 million from Fleet Bank, $0.8 million from U.S. Bank, $3.8 million from Bank One and $0.5 from Mellon Bank.

The effect of reinsurance on premiums and recoveries was as follows:

                                                                                                  Preacquisition
                                                                                                  --------------
                                                                                   Four months     Eight months
                                                  Year ended       Year ended         ended           ended
                                                 December 31,     December 31,     December 31,     August 31,
     (Millions)                                      2002            2001              2000            2000
     ------------------------------------------------------------------------------------------------------------
     Direct Premiums                            $      100.6      $    87.3        $    30.9        $    54.5
     Federal
     Reinsurance assumed                                 4.0            3.3              1.3              1.6
     Reinsurance ceded                                 (38.4)         (30.4)           (12.4)           (28.0)
     ------------------------------------------------------------------------------------------------------------
     Net Premiums                                       66.2           60.2             19.8             28.1
     ------------------------------------------------------------------------------------------------------------
     Reinsurance Recoveries                     $       21.3      $    29.2        $     3.0        $    15.4
     ============================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002, rent expense for leases was $0.3 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $0.2 million, $0.1 million, $0.1 million, $0.1 million and $0.1 million, respectively, and $0.0 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund subscriptions of $26.2 million and $17.6 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.



QUARTERLY DATA (UNAUDITED)

     2002 (Millions)                                  First         Second         Third        Fourth
     ----------------------------------------------------------------------------------------------------

       Total Revenue                            $      63.1    $      82.0   $      84.7   $      70.5
     ----------------------------------------------------------------------------------------------------
       Income (loss) before income taxes               (1.7)          30.3          19.0           2.8
       Less: Income tax expense  (benefit)             (0.8)          10.6           6.9           1.1
     ----------------------------------------------------------------------------------------------------
       Income (loss) before cumulative
        effect of change in accounting                 (0.9)          19.7          12.1           1.7
        principle
       Cumulative effect of change in
        accounting principle                            -              -             -          (865.0)
     ----------------------------------------------------------------------------------------------------
       Net income (loss)                        $      (0.9)   $      19.7   $      12.1   $    (863.3)
     ====================================================================================================

     2001 (Millions)                                  First         Second         Third        Fourth
     ----------------------------------------------------------------------------------------------------

       Total Revenue                            $      78.0    $      77.2   $      78.1   $      77.8
     ----------------------------------------------------------------------------------------------------
       Income before income taxes                       7.5           11.6           3.9          28.9
       Less: Income tax expense                         4.6            6.0           3.3          12.2
     ----------------------------------------------------------------------------------------------------
       Net income                               $       2.9    $       5.6   $       0.6   $      16.7
     ====================================================================================================


                                                    F-30

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
      Separate Account NY-B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                              Financial Statements


                          Year ended December 31, 2002




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Liabilities...........................................3
Statement of Operations......................................................11
Statements of Changes in Net Assets..........................................21
Notes to Financial Statements................................................31

                         Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

   GCG Trust All Cap                                GCG Trust Special Situations
   GCG Trust Asset Allocation Growth                GCG Trust Strategic Equity
   GCG Trust Capital Appreciation                   GCG Trust Total Return
   GCG Trust Capital Growth                         GCG Trust Value Equity
   GCG Trust Capital Guardian Small Cap             GCG Trust Van Kampen Growth and Income
   GCG Trust Core Bond                              Greenwich Appreciation
   GCG Trust Developing World                       ING VP Worldwide Growth
   GCG Trust Diversified Mid-Cap                    ING VP Growth Opportunities
   GCG Trust Emerging Markets                       ING VP MagnaCap
   GCG Trust Equity Income                          ING VP Small Cap Opportunities
   GCG Trust Fully Managed                          PIMCO High Yield
   GCG Trust Growth                                 PIMCO StocksPLUS Growth and Income
   GCG Trust Hard Assets                            ProFund VP Small-Cap
   GCG Trust International Equity                   Prudential Jennison
   GCG Trust Internet TollkeeperSM                  Prudential SP Jennison International Growth
   GCG Trust Investors                              Smith Barney Select Balanced
   GCG Trust Janus Growth and Income                Smith Barney Select Conservative
   GCG Trust Large Cap Value                        Smith Barney Select Growth
   GCG Trust Limited Maturity Bond                  Smith Barney Select Income
   GCG Trust Liquid Asset                           Smith Barney Select High Growth
   GCG Trust Managed Global                         Smith Barney High Income
   GCG Trust Mid-Cap Growth                         Smith Barney International All Cap Growth
   GCG Trust Real Estate                            Smith Barney Large Cap Value
   GCG Trust Research                               Smith Barney Money Market


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company of New York Separate Account NY-B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Assets and Liabilities

                                December 31, 2002




                                                      GCG TRUST                                   GCG TRUST
                                                        ASSET        GCG TRUST      GCG TRUST      CAPITAL
                                        GCG TRUST     ALLOCATION      CAPITAL        CAPITAL      GUARDIAN      GCG TRUST
                                         ALL CAP        GROWTH      APPRECIATION     GROWTH       SMALL CAP     CORE BOND
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $677,321       $149,821       $897,969      $723,081    $1,510,544       $805,439
                                      ---------------------------------------------------------------------------------------
Total assets                                677,321        149,821        897,969       723,081     1,510,544        805,439
                                      ---------------------------------------------------------------------------------------

Net assets                                 $677,321       $149,821       $897,969      $723,081    $1,510,544       $805,439
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   2,858.329        418.153     11,672.329    13,893.288     9,870.408     22,679.026
                                      =======================================================================================
    DVA Plus - Annual Ratchet            76,358.741     20,224.656     47,761.422    57,564.306   104,988.001     40,414.560
                                      =======================================================================================
    Empire DVA - Standard                         -              -              -             -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -              -             -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                       $8.59          $7.29         $15.31        $10.20        $13.28         $12.87
                                      =======================================================================================
    DVA Plus - Annual Ratchet                 $8.55          $7.26         $15.06        $10.10        $13.14         $12.71
                                      =======================================================================================
    Empire DVA - Standard                         -              -              -             -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -              -             -             -              -
                                      =======================================================================================

Total number of mutual fund shares           79,164         20,340         89,530        81,066       192,689         77,549
                                      =======================================================================================

Cost of mutual fund shares                $ 881,282       $182,920     $1,613,969    $1,200,526    $2,546,021       $784,511
                                      =======================================================================================

SEE ACCOMPANYING NOTES.






                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                        GCG TRUST     GCG TRUST      GCG TRUST
                                       DEVELOPING    DIVERSIFIED      EQUITY       GCG TRUST      GCG TRUST     GCG TRUST
                                          WORLD        MID-CAP        INCOME     FULLY MANAGED     GROWTH      HARD ASSETS
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $233,013        $56,076      $942,477       $911,047    $3,502,193        $28,262
                                      ---------------------------------------------------------------------------------------
Total assets                                233,013         56,076       942,477        911,047     3,502,193         28,262
                                      ---------------------------------------------------------------------------------------

Net assets                                 $233,013        $56,076      $942,477       $911,047    $3,502,193        $28,262
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   5,993.297      1,456.818    14,200.477      7,918.296    35,138.805        381.058
                                      =======================================================================================
    DVA Plus - Annual Ratchet            31,370.102      6,295.001    31,583.431     24,501.707   297,419.545      1,622.717
                                      =======================================================================================
    Empire DVA - Standard                         -              -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -             -              -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                       $6.28          $7.26        $20.89         $28.55        $10.62         $14.35
                                      =======================================================================================
    DVA Plus - Annual Ratchet                 $6.23          $7.23        $20.45         $27.96        $10.52         $14.05
                                      =======================================================================================
    Empire DVA - Standard                         -              -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -             -              -             -              -
                                      =======================================================================================

Total number of mutual fund shares           36,762          7,560        96,968         53,191       360,309          2,881
                                      =======================================================================================

Cost of mutual fund shares                 $269,509        $60,070    $1,113,142       $920,807    $8,766,561        $30,732
                                      =======================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                                                                                 GCG TRUST
                                        GCG TRUST                   GCG TRUST      GCG TRUST      LIMITED
                                      INTERNATIONAL    GCG TRUST   JANUS GROWTH    LARGE CAP      MATURITY      GCG TRUST
                                          EQUITY       INVESTORS    AND INCOME       VALUE          BOND       LIQUID ASSET
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                              $1,399      $169,143       $83,009       $289,771    $1,298,297     $1,466,773
                                      ---------------------------------------------------------------------------------------
Total assets                                   1,399       169,143        83,009        289,771     1,298,297      1,466,773
                                      ---------------------------------------------------------------------------------------

Net assets                                    $1,399      $169,143       $83,009       $289,771    $1,298,297     $1,466,773
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                            -     1,472.061       491.906      3,747.835    14,656.893     15,529.539
                                      =======================================================================================
    DVA Plus - Annual Ratchet                193.979    19,483.660    11,284.209     34,733.494    49,443.289     76,742.398
                                      =======================================================================================
    Empire DVA - Standard                          -             -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                    -             -             -              -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                        $7.29         $8.11         $7.07          $7.56        $20.58         $16.18
                                      =======================================================================================
    DVA Plus - Annual Ratchet                  $7.21         $8.07         $7.05          $7.53        $20.16         $15.84
                                      =======================================================================================
    Empire DVA - Standard                          -             -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                    -             -             -              -             -              -
                                      =======================================================================================

Total number of mutual fund shares               203        21,094        11,508         37,452       113,499      1,466,868
                                      =======================================================================================

Cost of mutual fund shares                    $1,433      $209,330       $91,941       $346,549    $1,290,216     $1,466,868
                                      =======================================================================================

SEE ACCOMPANYING NOTES.





                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                        GCG TRUST     GCG TRUST                                   GCG TRUST
                                         MANAGED       MID-CAP       GCG TRUST     GCG TRUST      STRATEGIC      GCG TRUST
                                         GLOBAL         GROWTH      REAL ESTATE     RESEARCH       EQUITY      TOTAL RETURN
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $909,524     $1,601,519      $185,031     $2,176,467      $270,117     $3,505,627
                                      ---------------------------------------------------------------------------------------
Total assets                                909,524      1,601,519       185,031      2,176,467       270,117      3,505,627
                                      ---------------------------------------------------------------------------------------

Net assets                                 $909,524     $1,601,519      $185,031     $2,176,467      $270,117     $3,505,627
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                  12,401.875      9,209.421     3,254.615      8,523.194     5,706.846     22,087.367
                                      =======================================================================================
    DVA Plus - Annual Ratchet            53,309.539     55,366.002     3,272.251     52,099.348    21,490.474     96,262.487
                                      =======================================================================================
    Empire DVA - Standard                         -      4,963.987             -     23,423.351             -      8,875.456
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -     30,015.487             -      59,305.78             -     54,700.420
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $14.02         $16.28        $28.65         $15.32        $10.01         $19.47
                                      =======================================================================================
    DVA Plus - Annual Ratchet                $13.80         $16.05        $28.06         $15.14         $9.91         $19.23
                                      =======================================================================================
    Empire DVA - Standard                         -         $16.28             -         $15.32             -         $19.47
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -         $16.05             -         $15.14             -         $19.23
                                      =======================================================================================

Total number of mutual fund shares          109,716        220,552        12,362        181,948        30,046        236,718
                                      =======================================================================================

Cost of mutual fund shares               $1,656,033     $4,773,421      $197,384     $3,940,024      $572,310     $3,815,373
                                      =======================================================================================

SEE ACCOMPANYING NOTES.





                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002





                                                      GCG TRUST
                                                      VAN KAMPEN                     ING VP
                                       GCG TRUST      GROWTH AND     GREENWICH      WORLDWIDE   ING VP GROWTH     ING VP
                                      VALUE EQUITY      INCOME      APPRECIATION     GROWTH     OPPORTUNITIES    MAGNACAP
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $277,889     $1,605,826     $3,134,665      $13,553         $14,079       $18,156
                                      ---------------------------------------------------------------------------------------
Total assets                                277,889      1,605,826      3,134,665       13,553          14,079        18,156
                                      ---------------------------------------------------------------------------------------

Net assets                                 $277,889     $1,605,826     $3,134,665      $13,553         $14,079       $18,156
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   4,218.450      9,811.960              -            -               -             -
                                      =======================================================================================
    DVA Plus - Annual Ratchet            14,258.799     78,330.030              -    2,601.626       2,676.570     2,557.127
                                      =======================================================================================
    Empire DVA - Standard                         -              -     68,956.697            -               -             -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -    156,169.122            -               -             -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $15.18         $18.45              -            -               -             -
                                      =======================================================================================
    DVA Plus - Annual Ratchet                $15.00         $18.19              -        $5.21           $5.26         $7.10
                                      =======================================================================================
    Empire DVA - Standard                         -              -         $14.02            -               -             -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -         $13.88            -               -             -
                                      =======================================================================================

Total number of mutual fund shares           21,712         93,207        178,294        2,515           3,744         2,651
                                      =======================================================================================

Cost of mutual fund shares                 $335,872     $2,216,222     $3,715,954      $20,244         $24,264       $24,589
                                      =======================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                                                    PIMCO                                    PRUDENTIAL
                                         ING VP                   STOCKSPLUS                                 SP JENNISON
                                        SMALLCAP    PIMCO HIGH    GROWTH AND      PROFUND VP    PRUDENTIAL  INTERNATIONAL
                                      OPPORTUNITIES   YIELD         INCOME        SMALL-CAP     JENNISON        GROWTH
                                      -------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                            $6,583     $641,989        $144,076          $962       $36,510        $76,656
                                      -------------------------------------------------------------------------------------
Total assets                                 6,583      641,989         144,076           962        36,510         76,656
                                      -------------------------------------------------------------------------------------

Net assets                                  $6,583     $641,989        $144,076          $962       $36,510        $76,656
                                      =====================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                    617.096   24,809.468       2,309.098             -     2,439.228        343.735
                                      =====================================================================================
    DVA Plus - Annual Ratchet              806.590   40,263.459      15,572.306       134.136     6,105.368     18,267.797
                                      =====================================================================================
    Empire DVA - Standard                        -            -               -             -             -              -
                                      =====================================================================================
    Empire DVA - Annual Ratchet                  -            -               -             -             -              -
                                      =====================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $4.63        $9.91           $8.11         $7.23         $4.29          $4.13
                                      =====================================================================================
    DVA Plus - Annual Ratchet                $4.62        $9.84           $8.05         $7.21         $4.27          $4.12
                                      =====================================================================================
    Empire DVA - Standard                        -            -               -             -             -              -
                                      =====================================================================================
    Empire DVA - Annual Ratchet                  -            -               -             -             -              -
                                      =====================================================================================

Total number of mutual fund shares             621       89,547          19,878            44         2,877         18,376
                                      =====================================================================================

Cost of mutual fund shares                 $11,358     $669,859        $220,539        $1,334       $60,351       $109,799
                                      =====================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                       SMITH BARNEY                   SMITH BARNEY                  SMITH BARNEY    SMITH BARNEY
                                          SELECT      SMITH BARNEY    SELECT HIGH    SMITH BARNEY   INTERNATIONAL    LARGE CAP
                                         BALANCED     SELECT GROWTH      GROWTH      HIGH INCOME   ALL CAP GROWTH      VALUE
                                      --------------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                          $4,094,826      $1,503,626       $703,517       $284,142        $214,334     $1,226,074
                                      --------------------------------------------------------------------------------------------
Total assets                               4,094,826       1,503,626        703,517        284,142         214,334      1,226,074
                                      --------------------------------------------------------------------------------------------

Net assets                                $4,094,826      $1,503,626       $703,517       $284,142        $214,334     $1,226,074
                                      ============================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                            -               -              -              -               -              -
                                      ============================================================================================
    DVA Plus - Annual Ratchet                      -               -              -              -               -              -
                                      ============================================================================================
    Empire DVA - Standard                 97,633.496      33,048.992     15,709.260      8,429.652       4,359.304     30,430.772
                                      ============================================================================================
    Empire DVA - Annual Ratchet          250,632.423     123,740.396     60,523.612     16,662.892      19,882.542     56,210.377
                                      ============================================================================================

Value per accumulation unit:
    DVA Plus - Standard                            -               -              -              -               -              -
                                      ============================================================================================
    DVA Plus - Annual Ratchet                      -               -              -              -               -              -
                                      ============================================================================================
    Empire DVA - Standard                     $11.83           $9.66          $9.29         $11.41           $8.92         $14.26
                                      ============================================================================================
    Empire DVA - Annual Ratchet               $11.73           $9.57          $9.21         $11.28           $8.82         $14.09
                                      ============================================================================================

Total number of mutual fund shares           425,244         197,865         85,174         45,390          24,374         92,734
                                      ============================================================================================

Cost of mutual fund shares                $4,934,871      $2,273,611     $1,037,613       $441,522        $402,422     $1,765,949
                                      ============================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                       SMITH BARNEY
                                       MONEY MARKET
                                      ---------------
ASSETS
   Investments in mutual funds at
      fair value                            $304,133
                                      ---------------
Total assets                                 304,133
                                      ---------------

Net assets                                  $304,133
                                      ===============

Accumulation units outstanding:
    DVA Plus - Standard                            -
                                      ===============
    DVA Plus - Annual Ratchet                      -
                                      ===============
    Empire DVA - Standard                  7,599.640
                                      ===============
    Empire DVA - Annual Ratchet           16,573.843
                                      ===============

Value per accumulation unit:
    DVA Plus - Standard                            -
                                      ===============
    DVA Plus - Annual Ratchet                      -
                                      ===============
    Empire DVA - Standard                     $12.68
                                      ===============
    Empire DVA - Annual Ratchet               $12.53
                                      ===============

Total number of mutual fund shares           303,303
                                      ===============

Cost of mutual fund shares                  $304,033
                                      ===============

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                             Statement of Operations

                      For the year ended December 31, 2002



                                                                GCG TRUST                                 GCG TRUST
                                                                  ASSET       GCG TRUST      GCG TRUST     CAPITAL
                                                   GCG TRUST    ALLOCATION     CAPITAL        CAPITAL      GUARDIAN      GCG TRUST
                                                    ALL CAP       GROWTH     APPRECIATION     GROWTH       SMALL CAP     CORE BOND
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $  1,739     $   1,894     $  1,403       $      -      $ 2,307       $ 17,688
                                                 -----------------------------------------------------------------------------------
Total investment income                                 1,739         1,894        1,403              -         2,307        17,688

Expenses:
   Mortality, expense risk, and other charges          11,448         2,320       16,613         12,903        25,764         5,890
   Annual administrative charges                          448           153          453            519           795           258
   Contingent deferred sales charges                      884             -        1,268          3,459         4,918         1,524
                                                 -----------------------------------------------------------------------------------
Total expenses                                         12,780         2,473       18,334         16,881        31,477         7,672
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                          (11,041)         (579)     (16,931)       (16,881)      (29,170)       10,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (44,813)       (1,892)    (247,009)      (184,929)     (532,183)        3,151
Capital gains distributions                                 5             -            -              -             -         1,050
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (44,808)       (1,892)    (247,009)      (184,929)     (532,183)        4,201

Net unrealized appreciation (depreciation) of
   investments                                       (205,382)      (26,769)    (214,778)      (189,073)       (9,856)       20,806
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (261,231)    $ (29,240)  $(478,718)     $ (390,883)   $(571,209)      $ 35,023
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                   GCG TRUST     GCG TRUST     GCG TRUST    GCG TRUST
                                                  DEVELOPING    DIVERSIFIED     EQUITY        FULLY         GCG TRUST     GCG TRUST
                                                     WORLD        MID-CAP       INCOME       MANAGED         GROWTH      HARD ASSETS
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                          $    -      $    142    $   13,289     $  13,907     $      -        $ 136
                                                 -----------------------------------------------------------------------------------
Total investment income                                     -           142        13,289        13,907            -          136

Expenses:
   Mortality, expense risk, and other charges           4,018         1,101        13,733        15,550        59,034          367
   Annual administrative charges                          224            32           378           429         2,005           24
   Contingent deferred sales charges                      422             -         1,689         4,545         5,573            -
                                                 -----------------------------------------------------------------------------------
Total expenses                                          4,664         1,133        15,800        20,524        66,612          391
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                           (4,664)         (991)       (2,511)       (6,617)      (66,612)        (255)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (51,681)       (3,958)      (19,249)       62,358      (352,853)        (153)
Capital gains distributions                                 -             -         4,514         9,798             -            -
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (51,681)       (3,958)      (14,735)       72,156      (352,853)        (153)

Net unrealized appreciation (depreciation) of
   investments                                         20,292       (13,133)     (143,251)      (82,875)   (1,231,639)         349
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ (36,053)    $ (18,082)   $ (160,497)    $ (17,336)  $(1,651,104)      $ (59)
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002


                                                                                              GCG TRUST                  GCG TRUST
                                                   GCG TRUST       GCG TRUST                    JANUS       GCG TRUST     LIMITED
                                                 INTERNATIONAL     INTERNET      GCG TRUST    GROWTH AND    LARGE CAP     MATURITY
                                                     EQUITY      TOLLKEEPER SM   INVESTORS      INCOME        VALUE         BOND
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $  12        $     -    $   1,426      $    341     $    676      $ 38,570
                                                 -----------------------------------------------------------------------------------
Total investment income                                     12              -        1,426           341          676        38,570

Expenses:
   Mortality, expense risk, and other charges                9            161        2,522           790        5,308        14,503
   Annual administrative charges                             3              6           84            62          268           439
   Contingent deferred sales charges                         -              -            -           450            -         4,528
                                                 -----------------------------------------------------------------------------------
Total expenses                                              12            167        2,606         1,302        5,576        19,470
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                                 -           (167)      (1,180)         (961)      (4,900)       19,100

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                      -        (16,513)     (12,482)       (2,077)     (49,800)        5,054
Capital gains distributions                                  -              -            -             -            -         2,462
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                               -        (16,513)     (12,482)       (2,077)     (49,800)        7,516

Net unrealized appreciation (depreciation) of
   investments                                             (34)         7,078      (36,968)       (7,263)     (71,892)       30,354
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $ (34)      $ (9,602)   $ (50,630)    $ (10,301)  $ (126,592)     $ 56,970
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                  GCG TRUST    GCG TRUST                                               GCG TRUST
                                                    LIQUID      MANAGED      GCG TRUST       GCG TRUST    GCG TRUST     SPECIAL
                                                    ASSET        GLOBAL    MID-CAP GROWTH   REAL ESTATE    RESEARCH    SITUATIONS
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                       $  24,967   $    1,247   $           -     $  6,292     $  11,159    $      -
                                                 ----------------------------------------------------------------------------------
Total investment income                               24,967        1,247               -        6,292        11,159           -

Expenses:
   Mortality, expense risk, and other charges         24,081       14,888          32,849        2,286        38,853          38
   Annual administrative charges                         781          533           1,293           92         1,904           7
   Contingent deferred sales charges                  20,913        2,654           4,683          116         4,818         462
                                                 ----------------------------------------------------------------------------------
Total expenses                                        45,775       18,075          38,825        2,494        45,575         507
                                                 ----------------------------------------------------------------------------------
Net investment income (loss)                         (20,808)     (16,828)        (38,825)       3,798       (34,416)       (507)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    -     (104,110)     (1,102,339)         354      (205,052)     (1,138)
Capital gains distributions                                -            -               -        1,882             -           -
                                                 ----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                             -     (104,110)     (1,102,339)       2,236      (205,052)     (1,138)

Net unrealized appreciation (depreciation) of
   investments                                             -     (153,400)       (663,853)      (7,841)     (636,471)        431
                                                 ----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (20,808)   $(274,338)   $ (1,805,017)    $ (1,807)    $(875,939)   $ (1,214)
                                                 ==================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002


                                                                                         GCG TRUST
                                                  GCG TRUST    GCG TRUST     GCG TRUST   VAN KAMPEN                   ING VP
                                                  STRATEGIC      TOTAL        VALUE      GROWTH AND   GREENWICH      WORLDWIDE
                                                    EQUITY       RETURN       EQUITY       INCOME    APPRECIATION     GROWTH
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
     Dividends                                       $     -    $  81,852    $   2,140    $  15,761   $   51,540         $   2
                                                 -------------------------------------------------------------------------------
Total investment income                                    -       81,852        2,140       15,761       51,540             2

Expenses:
   Mortality, expense risk, and other charges          5,129       52,131        4,454       27,790       49,761           222
   Annual administrative charges                         164        2,293          187          762        3,094             4
   Contingent deferred sales charges                       -        6,640        1,522        2,529        2,739             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,293       61,064        6,163       31,081       55,594           226
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,293)      20,788       (4,023)     (15,320)      (4,054)         (224)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (110,469)      15,918       (7,104)    (155,059)     (22,011)         (809)
Capital gains distributions                                -        1,690            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                      (110,469)      17,608       (7,104)    (155,059)     (22,011)         (809)

Net unrealized appreciation (depreciation) of
   investments                                       (39,473)    (293,490)     (57,163)    (189,155)    (740,280)       (3,637)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $(155,235)   $(255,094)    $(68,290)   $(359,534)   $(766,345)      $(4,670)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                                                                        PIMCO
                                                     ING VP                   ING VP                  STOCKSPLUS
                                                    GROWTH       ING VP      SMALLCAP    PIMCO HIGH   GROWTH AND    PROFUND VP
                                                 OPPORTUNITIES  MAGNACAP   OPPORTUNITIES   YIELD        INCOME      SMALL-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                        $      -     $    186      $     -     $ 41,917   $    4,680      $      -
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          186            -       41,917        4,680             -

Expenses:
   Mortality, expense risk, and other charges            239          295          108        6,951        2,472            11
   Annual administrative charges                           -            -            5          186          129            15
   Contingent deferred sales charges                       -            -            -        1,173          969             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           239          295          113        8,310        3,570            26
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (239)        (109)        (113)      33,607        1,110           (26)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (106)         (53)         (45)     (17,987)     (46,276)           (4)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                          (106)         (53)         (45)     (17,987)     (46,276)           (4)

Net unrealized appreciation (depreciation) of
   investments                                        (6,425)      (5,594)      (4,752)     (19,049)        (509)         (367)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ (6,770)    $ (5,756)    $ (4,910)   $  (3,429)   $ (45,675)       $ (397)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                               PRUDENTIAL     SMITH        SMITH
                                                               SP JENNISON    BARNEY       BARNEY     SMITH BARNEY     SMITH
                                                  PRUDENTIAL  INTERNATIONAL   SELECT       SELECT     SELECT HIGH   BARNEY HIGH
                                                   JENNISON      GROWTH      BALANCED      GROWTH       GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $   -       $    -    $ 303,468    $ 191,221   $   10,012     $  71,678
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -      303,468      191,221       10,012        71,678

Expenses:
   Mortality, expense risk, and other charges            597        1,254       62,828       24,608       12,730         3,978
   Annual administrative charges                          77           68        2,331        1,860        1,285           215
   Contingent deferred sales charges                       -            -        1,738        1,165        1,270           323
                                                 -------------------------------------------------------------------------------
Total expenses                                           674        1,322       66,897       27,633       15,285         4,516
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (674)      (1,322)     236,571      163,588       (5,273)       67,162

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (4,017)     (11,330)     (95,211)     (63,635)     (67,584)      (20,214)
Capital gains distributions                                -            -            -      101,724            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (4,017)     (11,330)     (95,211)      38,089      (67,584)      (20,214)

Net unrealized appreciation (depreciation) of
   investments                                       (12,431)     (13,202)    (523,698)    (596,962)    (201,639)      (61,458)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $(17,122)    $(25,854)   $(382,338)   $(395,285)   $(274,496)     $(14,510)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                    SMITH
                                                    BARNEY       SMITH         SMITH
                                                 INTERNATIONAL   BARNEY        BARNEY
                                                    ALL CAP     LARGE CAP      MONEY
                                                    GROWTH       VALUE         MARKET
                                                 ---------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
                                                                            $
   Dividends                                       $   2,513    $  59,083        5,166
                                                 ---------------------------------------
Total investment income                                2,513       59,083        5,166

Expenses:
   Mortality, expense risk, and other charges          4,057       22,575        5,149
   Annual administrative charges                         209          921        1,824
   Contingent deferred sales charges                     139        2,679       64,205
                                                 ---------------------------------------
Total expenses                                         4,405       26,175       71,178
                                                 ---------------------------------------
Net investment income (loss)                          (1,892)      32,908      (66,012)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (45,991)    (134,776)           -
Capital gains distributions                                -            -            -
                                                 ---------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                       (45,991)    (134,776)           -

Net unrealized appreciation (depreciation) of
   investments                                       (43,821)    (413,263)           -
                                                 ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (91,704)   $(515,131)   $ (66,012)
                                                 =======================================

SEE ACCOMPANYING NOTES.


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                                       19

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                                       20

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001



                                                                 GCG TRUST                                GCG TRUST
                                                                   ASSET       GCG TRUST     GCG TRUST    CAPITAL
                                                   GCG TRUST    ALLOCATION      CAPITAL       CAPITAL     GUARDIAN      GCG TRUST
                                                    ALL CAP       GROWTH     APPRECIATION     GROWTH      SMALL CAP     CORE BOND
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $ 602,288      $ 33,544    $1,730,806    $1,290,952    $2,099,291    $ 123,060

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         (3,614)           74       (26,282)      (19,241)      (29,176)      (1,343)
  Net realized gain (loss) on investments and
     capital gains distributions                      (30,240)         (682)      (68,188)      (79,003)     (317,804)      (3,794)
  Net unrealized appreciation (depreciation) of
     investments                                        7,307        (6,307)     (183,811)     (117,406)      278,804        5,770
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (26,547)       (6,915)     (278,281)     (215,650)      (68,176)         633

Changes from principal transactions:
  Purchase payments                                   322,585       160,481       251,771       237,136       116,278        5,655
  Contract distributions and terminations             (45,052)       (7,464)      (88,452)      (62,502)      (72,214)        (101)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               31,180             -        25,033        33,992       211,163      (14,599)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      308,713       153,017       188,352       208,626       255,227       (9,045)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             282,166       146,102       (89,929)       (7,024)      187,051       (8,412)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       884,454       179,646     1,640,877     1,283,928     2,286,342      114,648

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                        (11,041)         (579)      (16,931)      (16,881)      (29,170)      10,016
  Net realized gain (loss) on investments and
     capital gains distributions                      (44,808)       (1,892)     (247,009)     (184,929)     (532,183)       4,201
  Net unrealized appreciation (depreciation) of
     investments                                     (205,382)      (26,769)     (214,778)     (189,073)       (9,856)      20,806
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                       (261,231)      (29,240)     (478,718)     (390,883)     (571,209)      35,023

Changes from principal transactions:
  Purchase payments                                    55,511         7,628        40,194        21,900        38,969            -
  Contract distributions and terminations             (15,201)       (8,213)      (34,135)      (65,632)      (83,620)     (60,997)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               13,788             -      (270,249)     (126,232)     (159,938)     716,765
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       54,098          (585)     (264,190)     (169,964)     (204,589)     655,768
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                            (207,133)      (29,825)     (742,908)     (560,847)     (775,798)     690,791
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $ 677,321     $ 149,821   $   897,969   $   723,081    $1,510,544    $ 805,439
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                   GCG TRUST    GCG TRUST     GCG TRUST     GCG TRUST     GCG TRUST
                                                  DEVELOPING   DIVERSIFIED    EMERGING       EQUITY         FULLY       GCG TRUST
                                                     WORLD       MID-CAP       MARKETS       INCOME        MANAGED       GROWTH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $ 155,245      $  2,564    $ 165,669     $ 751,818     $ 965,526    $ 8,439,999

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (396)         (324)        (809)        4,298        15,634       (106,319)
  Net realized gain (loss) on investments and
     capital gains distributions                      (16,231)       (4,255)     (66,077)       (3,069)       39,320       (311,180)
  Net unrealized appreciation (depreciation) of
     investments                                         (195)        9,089       61,023         3,547        22,196     (2,384,246)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (16,822)        4,510       (5,863)        4,776        77,150     (2,801,745)

Changes from principal transactions:
  Purchase payments                                     6,561        47,199       10,919       127,436       117,013        161,174
  Contract distributions and terminations              (8,875)            -       (9,712)      (28,320)      (36,581)      (244,864)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              169,194        61,216     (161,013)      146,020        85,391       (103,452)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      166,880       108,415     (159,806)      245,136       165,823       (187,142)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             150,058       112,925     (165,669)      249,912       242,973     (2,988,887)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       305,303       115,489            -     1,001,730     1,208,499      5,451,112

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         (4,664)         (991)           -        (2,511)       (6,617)       (66,612)
  Net realized gain (loss) on investments and
     capital gains distributions                      (51,681)       (3,958)           -       (14,735)       72,156       (352,853)
  Net unrealized appreciation (depreciation) of
     investments                                       20,292       (13,133)           -      (143,251)      (82,875)    (1,231,639)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (36,053)      (18,082)           -      (160,497)      (17,336)    (1,651,104)

Changes from principal transactions:
  Purchase payments                                      (704)            -            -        58,401        45,241         48,306
  Contract distributions and terminations             (12,498)            -            -       (32,357)      (66,279)      (125,579)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              (23,035)      (41,331)           -        75,200      (259,078)      (220,542)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (36,237)      (41,331)           -       101,244      (280,116)      (297,815)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (72,290)      (59,413)           -       (59,253)     (297,452)    (1,948,919)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $ 233,013      $ 56,076       $    -     $ 942,477     $ 911,047    $ 3,502,193
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                                                         GCG TRUST
                                                               GCG TRUST     GCG TRUST                     JANUS       GCG TRUST
                                                  GCG TRUST  INTERNATIONAL    INTERNET      GCG TRUST    GROWTH AND    LARGE CAP
                                                 HARD ASSETS     EQUITY     TOLLKEEPER SM   INVESTORS      INCOME        VALUE
                                                 ----------------------------------------------------------------------------------

 NET ASSETS AT JANUARY 1, 2001                        $ 18,056      $     -      $     -    $   82,514     $   3,976    $ 119,545

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (379)           -          (183)         (896)         (223)      (4,115)
  Net realized gain (loss) on investments and
     capital gains distributions                           58            -            94        (6,275)         (981)     (18,446)
  Net unrealized appreciation (depreciation) of
     investments                                       (3,139)           -        (7,078)       (2,414)       (1,634)      16,551
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (3,460)           -        (7,167)       (9,585)       (2,838)      (6,010)

Changes from principal transactions:
  Purchase payments                                    13,191            -        28,033        53,677        49,017      146,606
  Contract distributions and terminations                (271)           -          (167)       (6,266)            -      (18,718)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               (1,339)           -             -        25,764         4,882      249,538
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       11,581            -        27,866        73,175        53,899      377,426
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                               8,121            -        20,699        63,590        51,061      371,416
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        26,177            -        20,699       146,104        55,037      490,961

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (255)           -          (167)       (1,180)         (961)      (4,900)
  Net realized gain (loss) on investments and
     capital gains distributions                         (153)           -       (16,513)      (12,482)       (2,077)     (49,800)
  Net unrealized appreciation (depreciation) of
     investments                                          349          (34)        7,078       (36,968)       (7,263)     (71,892)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                            (59)         (34)       (9,602)      (50,630)      (10,301)    (126,592)

Changes from principal transactions:
  Purchase payments                                         -            -             -             -         3,739       55,107
  Contract distributions and terminations                (171)           -          (521)       (4,407)       (4,754)      (1,679)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                2,315        1,433       (10,576)       78,076        39,288     (128,026)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        2,144        1,433       (11,097)       73,669        38,273      (74,598)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                               2,085        1,399       (20,699)       23,039        27,972     (201,190)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $ 28,262      $ 1,399   $          -    $ 169,143      $ 83,009    $ 289,771
                                                 ==================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                   GCG TRUST
                                                   LIMITED                     GCG TRUST     GCG TRUST
                                                   MATURITY     GCG TRUST       MANAGED       MID-CAP      GCG TRUST     GCG TRUST
                                                     BOND      LIQUID ASSET     GLOBAL        GROWTH      REAL ESTATE    RESEARCH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                     $   685,552    $1,063,694    $1,480,374    $5,407,792     $ 241,391   $ 5,127,677

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         21,812        17,502       (19,946)      (65,961)        1,496       (68,019)
  Net realized gain (loss) on investments and
     capital gains distributions                       29,426             -       (60,912)     (386,826)        9,570      (110,940)
  Net unrealized appreciation (depreciation) of
     investments                                       (5,990)            -      (134,373)   (1,035,417)       (8,632)   (1,043,572)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         45,248        17,502      (215,231)   (1,488,204)        2,434    (1,222,531)

Changes from principal transactions:
  Purchase payments                                    89,964       318,452        71,007       306,602        46,796       130,558
  Contract distributions and terminations             (30,153)     (312,634)      (59,135)     (366,914)      (22,092)     (284,712)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               46,935       590,771        10,683       (52,108)     (120,184)     (170,729)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      106,746       596,589        22,555      (112,420)      (95,480)     (324,883)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             151,994       614,091      (192,676)   (1,600,624)      (93,046)   (1,547,414)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       837,546     1,677,785     1,287,698     3,807,168       148,345     3,580,263

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         19,100       (20,808)      (16,828)      (38,825)        3,798       (34,416)
  Net realized gain (loss) on investments and
     capital gains distributions                        7,516             -      (104,110)   (1,102,339)        2,236      (205,052)
  Net unrealized appreciation (depreciation) of
     investments                                       30,354             -      (153,400)     (663,853)       (7,841)     (636,471)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         56,970       (20,808)     (274,338)   (1,805,017)       (1,807)     (875,939)

Changes from principal transactions:
  Purchase payments                                    13,830        35,268         4,257        22,866        12,357        34,793
  Contract distributions and terminations             (80,181)     (363,504)      (53,315)     (139,774)       (4,423)     (140,721)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              470,132       138,032       (54,778)     (283,724)       30,559      (421,929)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      403,781      (190,204)     (103,836)     (400,632)       38,493      (527,857)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             460,751      (211,012)     (378,174)   (2,205,649)       36,686    (1,403,796)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $1,298,297    $1,466,773   $   909,524    $1,601,519     $ 185,031    $2,176,467
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                                                         GCG TRUST
                                                   GCG TRUST    GCG TRUST                                VAN KAMPEN
                                                    SPECIAL     STRATEGIC    GCG TRUST     GCG TRUST     GROWTH AND    GREENWICH
                                                  SITUATIONS      EQUITY    TOTAL RETURN  VALUE EQUITY     INCOME     APPRECIATION
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $        -     $ 796,572   $3,768,767     $ 316,583    $3,012,003    $4,968,562

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                            (38)      (10,859)     111,400        (2,133)      (35,357)      (32,919)
  Net realized gain (loss) on investments and
     capital gains distributions                           (4)      (98,703)      80,806         6,503        (1,235)       24,060
  Net unrealized appreciation (depreciation) of
     investments                                         (432)      (95,312)    (242,030)      (16,740)     (367,728)     (272,782)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                           (474)     (204,874)     (49,824)      (12,370)     (404,320)     (281,641)

Changes from principal transactions:
  Purchase payments                                     7,000         7,391      264,981        25,777       153,333        26,026
  Contract distributions and terminations                   -       (37,932)    (219,800)      (33,511)     (162,323)     (424,933)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -       (52,742)     272,491        77,746      (172,811)      (55,484)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        7,000       (83,283)     317,672        70,012      (181,801)     (454,391)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                               6,526      (288,157)     267,848        57,642      (586,121)     (736,032)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                         6,526       508,415    4,036,615       374,225     2,425,882     4,232,530

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (507)       (5,293)      20,788        (4,023)      (15,320)       (4,054)
  Net realized gain (loss) on investments and
     capital gains distributions                       (1,138)     (110,469)      17,608        (7,104)     (155,059)      (22,011)
  Net unrealized appreciation (depreciation) of
     investments                                          431       (39,473)    (293,490)      (57,163)     (189,155)     (740,280)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (1,214)     (155,235)    (255,094)      (68,290)     (359,534)     (766,345)

Changes from principal transactions:
  Purchase payments                                         -          (132)     121,775         4,894        15,366         7,842
  Contract distributions and terminations              (5,312)         (521)    (182,874)      (30,806)      (93,853)     (183,323)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -       (82,410)    (214,795)       (2,134)     (382,035)     (156,039)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       (5,312)      (83,063)    (275,894)      (28,046)     (460,522)     (331,520)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                              (6,526)     (238,298)    (530,988)      (96,336)     (820,056)   (1,097,865)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                   $         -     $ 270,117   $3,505,627     $ 277,889    $1,605,826    $3,134,665
                                                 ===================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                                                                                        PIMCO
                                                    ING VP       ING VP                     ING VP                    STOCKSPLUS
                                                  WORLDWIDE      GROWTH        ING VP       SMALLCAP    PIMCO HIGH    GROWTH AND
                                                    GROWTH    OPPORTUNITIES   MAGNACAP    OPPORTUNITIES    YIELD        INCOME
                                                 ----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $ 19,338  $         -   $         -        $    -     $ 105,251    $ 263,600

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (247)        (163)          (40)           (5)       11,686        6,271
  Net realized gain (loss) on investments and
     capital gains distributions                       (2,959)         (28)           (9)            -        (9,140)     (12,522)
  Net unrealized appreciation (depreciation) of
     investments                                         (917)      (3,760)         (839)          (23)       (2,837)     (24,553)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (4,123)      (3,951)         (888)          (28)         (291)     (30,804)

Changes from principal transactions:
  Purchase payments                                         2       24,800        24,800         3,843       273,600       24,725
  Contract distributions and terminations                 (69)           -             -             -        (5,662)     (11,191)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                2,699            -             -         6,789        67,214      (31,633)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        2,632       24,800        24,800        10,632       335,152      (18,099)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                              (1,491)      20,849        23,912        10,604       334,861      (48,903)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        17,847       20,849        23,912        10,604       440,112      214,697

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (224)        (239)         (109)         (113)       33,607        1,110
  Net realized gain (loss) on investments and
     capital gains distributions                         (809)        (106)          (53)          (45)      (17,987)     (46,276)
  Net unrealized appreciation (depreciation) of
     investments                                       (3,637)      (6,425)       (5,594)       (4,752)      (19,049)        (509)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (4,670)      (6,770)       (5,756)       (4,910)       (3,429)     (45,675)

Changes from principal transactions:
  Purchase payments                                         -            -             -             -        26,451          923
  Contract distributions and terminations                   -            -             -             -       (29,205)     (22,304)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                  376            -             -           889       208,060       (3,565)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                          376            -             -           889       205,306      (24,946)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                              (4,294)      (6,770)       (5,756)       (4,021)      201,877      (70,621)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $ 13,553     $ 14,079      $ 18,156       $ 6,583    $  641,989    $ 144,076
                                                 ==================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                                              PRUDENTIAL
                                                                             SP JENNISON   SMITH BARNEY  SMITH BARNEY  SMITH BARNEY
                                                  PROFUND VP    PRUDENTIAL  INTERNATIONAL    SELECT        SELECT        SELECT
                                                   SMALL-CAP     JENNISON      GROWTH       BALANCED    CONSERVATIVE     GROWTH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                          $    -     $  15,458    $   7,262    $3,909,020    $1,435,181    $2,581,835

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                              -          (581)        (617)      116,559        95,790       (37,941)
  Net realized gain (loss) on investments and
     capital gains distributions                            -           118         (313)      139,475       (93,023)      (11,083)
  Net unrealized appreciation (depreciation) of
     investments                                            -        (5,836)     (19,689)     (423,538)       18,857      (242,064)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                              -        (6,299)     (20,619)     (167,504)       21,624      (291,088)

Changes from principal transactions:
  Purchase payments                                         -        40,656       85,016         7,663         1,383         4,939
  Contract distributions and terminations                   -             -            -      (223,473)      (23,045)     (117,742)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -         3,333        6,083     1,614,135    (1,435,143)      (29,117)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                            -        43,989       91,099     1,398,325    (1,456,805)     (141,920)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                                   -        37,690       70,480     1,230,821    (1,435,181)     (433,008)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                             -        53,148       77,742     5,139,841             -     2,148,827

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                            (26)         (674)      (1,322)      236,571             -       163,588
  Net realized gain (loss) on investments and
     capital gains distributions                           (4)       (4,017)     (11,330)      (95,211)            -        38,089
  Net unrealized appreciation (depreciation) of
     investments                                         (367)      (12,431)     (13,202)     (523,698)            -      (596,962)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                           (397)      (17,122)     (25,854)     (382,338)            -      (395,285)

Changes from principal transactions:
  Purchase payments                                         -             -       32,558        10,793             -         4,039
  Contract distributions and terminations                   -          (110)      (1,744)     (298,230)            -       (92,943)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                1,359           594       (6,046)     (375,240)            -      (161,012)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        1,359           484       24,768      (662,677)            -      (249,916)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                                 962       (16,638)      (1,086)   (1,045,015)            -      (645,201)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                        $  962    $   36,510     $ 76,656    $4,094,826        $    -    $1,503,626
                                                 ===================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                  SMITH                   SMITH BARNEY
                                                  SMITH BARNEY    BARNEY                 INTERNATIONAL   SMITH BARNEY
                                                  SELECT HIGH     SELECT    SMITH BARNEY     ALL CAP      LARGE CAP   SMITH BARNEY
                                                    GROWTH        INCOME     HIGH INCOME     GROWTH         VALUE     MONEY MARKET
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $ 1,645,826   $ 371,368    $ 307,119     $ 656,149     $2,477,609    $ 453,097

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                          39,601      32,482       29,023        (8,772)        (3,959)      (8,814)
  Net realized gain (loss) on investments and
     capital gains distributions                        47,471     (45,201)     (11,813)       (2,291)        54,269            -
  Net unrealized appreciation (depreciation) of
     investments                                      (310,568)     18,803      (31,402)     (192,077)      (286,568)           -
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (223,496)      6,084      (14,192)     (203,140)      (236,258)      (8,814)

Changes from principal transactions:
  Purchase payments                                      4,382           -          320         6,041         43,475          301
  Contract distributions and terminations             (193,814)     (8,180)     (20,329)      (34,323)      (102,702)    (515,217)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               (58,191)   (369,672)      28,968       (17,262)       (85,397)     624,485
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (247,623)   (377,852)       8,959       (45,544)      (144,624)     109,569
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (471,119)   (371,368)      (5,233)     (248,684)      (380,882)     100,755
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      1,174,707           -      301,886       407,465      2,096,727      553,852

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                          (5,273)          -       67,162        (1,892)        32,908      (66,012)
  Net realized gain (loss) on investments and
     capital gains distributions                       (67,584)          -      (20,214)      (45,991)      (134,776)           -
  Net unrealized appreciation (depreciation) of
     investments                                      (201,639)          -      (61,458)      (43,821)      (413,263)           -
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (274,496)          -      (14,510)      (91,704)      (515,131)     (66,012)

Changes from principal transactions:
  Purchase payments                                      3,133           -           17         3,850          3,755          300
  Contract distributions and terminations              (74,375)          -      (28,096)      (12,508)      (127,101)  (1,584,517)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              (125,452)          -       24,845       (92,769)      (232,176)   1,400,510
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (196,694)          -       (3,234)     (101,427)      (355,522)    (183,707)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (471,190)          -      (17,744)     (193,131)      (870,653)    (249,719)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $   703,517      $    -    $ 284,142     $ 214,334     $1,226,074    $ 304,133
                                                 ===================================================================================

SEE ACCOMPANYING NOTES

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                                       29

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                                       30

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                          Notes to Financial Statements

                                December 31, 2002


1. ORGANIZATION

ReliaStar  Life  Insurance  Company  of New  York  Separate  Account  NY-B  (the
"Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). The Account became a separate account of ReliaStar Life Insurance Company of New York ("ReliaStar NY") as a result of the merger of First Golden into ReliaStar NY effective April 1, 2002. ReliaStar NY is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar NY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ReliaStar NY fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business ReliaStar NY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar NY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar NY.

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

At December 31, 2002, the Account had, under GoldenSelect and Empire PrimElite Contracts, forty-three investment divisions (the "Divisions"), thirteen of which invest in independently managed mutual funds and thirty of which invest a mutual funds managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      Greenwich Street Series Fund:
   All Cap Series                                      Appreciation Portfolio
   Asset Allocation Growth Series                   ING Variable Insurance Trust:
   Capital Appreciation Series                         ING VP Worldwide Growth Portfolio
   Capital Growth Series                            ING Variable Products Trust:
   Capital Guardian Small Cap Series                   ING VP Growth Opportunities Portfolio (Service Shares)
   Core Bond Series                                    ING VP MagnaCap Portfolio (Service Shares)
   Developing World Series                             ING VP Small Cap Opportunities Portfolio (Service Shares)
   Diversified Mid-Cap Series                       The PIMCO Variable Insurance Trust:
   Equity Income Series                                PIMCO High Yield Portfolio
   Fully Managed Series                                PIMCO StocksPLUS Growth and Income Portfolio
   Growth Series                                    ProFunds:
   Hard Assets Series                                  ProFund VP Small-Cap
   International Equity Series                      Prudential Series Fund, Inc.:
   Investors Series                                    Jennison Portfolio (Class II)
   Janus Growth and Income Series                      SP Jennison International Growth Portfolio (Class II)
   Large Cap Value Series                           The Smith Barney Allocation Series, Inc.:
   Limited Maturity Bond Series                        Smith Barney Select Balanced Portfolio
   Liquid Asset Series                                 Smith Barney Select Growth Portfolio
   Managed Global Series                               Smith Barney Select High Growth Portfolio
   Mid-Cap Growth Series                            Travelers Series Fund Inc.:
   Real Estate Series                                  Smith Barney High Income Portfolio
   Research Series                                     Smith Barney International All Cap Growth Portfolio
   Strategic Equity Series                             Smith Barney Large Cap Value Portfolio
   Total Return Series                                 Smith Barney Money Market Portfolio
   Value Equity Series
   Van Kampen Growth and Income Series


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

During  2002,  five  new  Divisions  became  available  to  Contractowners   for
investment:

       The GCG Trust:
           International Equity
           J.P. Morgan Fleming Small Cap Equity
       ProFunds:
           ProFund VP Small-Cap
           ProFund VP Bull
           ProFund VP Europe 30

At December 31, 2002, the J.P. Morgan Fleming Small Cap Equity, ProFund VP Bull, and ProFund VP Europe 30 Divisions were available under GoldenSelect Contracts but did not have investments.

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and
Trusts:


                  CURRENT NAME                                     FORMER NAME
--------------------------------------------------------------------------------------------------
The GCG Trust:                                   The GCG Trust:
   Capital Guardian Small Cap                       Small Cap
   Janus Growth and Income                          Growth and Income
   Van Kampen Growth and Income                     Rising Dividends
ING Variable Insurance Trust:                    Pilgrim Variable Insurance Trust:
   ING VP Worldwide Growth                          Worldwide Growth
ING Variable Products Trust:                     Pilgrim Variable Products Trust:
   ING VP Growth Opportunities                      Growth Opportunities
   ING VP MagnaCap                                  MagnaCap
   ING VP Small Cap Opportunities                   Small Cap Opportunities
   The PIMCO Variable Insurance Trust:           The PIMCO Variable Insurance Trust:
   PIMCO High Yield                                 PIMCO High Yield Bond
Travelers Series Fund Inc.:                      Travelers Series Fund Inc.:
   Smith Barney International All Cap Growth        Smith Barney International Equity


On May 1, 2002, the Asset Allocation Growth Series was closed to new investors.

Following approval by its shareholders, the GCG Trust Emerging Markets Series was merged into the GCG Trust Developing World Series on April 27, 2001 at no cost to current Contractowners. Directed Services, Inc., the Series' manager, absorbed all costs associated with the merger.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current Contractowners. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar NY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar NY.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VARIABLE ANNUITY RESERVES

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the Contractowners' aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

There are two different death benefit options referred to as "Standard" and "Annual Ratchet." Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar NY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ReliaStar NY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted for asset based administration fees.

ADMINISTRATIVE CHARGES

An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



3. CHARGES AND FEES (CONTINUED)

CONTINGENT DEFERRED SALES CHARGES

A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by ReliaStar NY depends on the contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.53% to 1.75% of the average net assets of each respective Series. In addition, management fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING Variable Insurance Trust and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.75% to 1.00% of the average net assets of each respective Portfolio.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:


                                                                      YEAR ENDED DECEMBER 31
                                                                2002                          2001
                                                    ------------------------------------------------------------
                                                      PURCHASES         SALES        PURCHASES        SALES
                                                    ------------------------------------------------------------
The GCG Trust:
   All Cap                                            $  247,773      $  204,612      $  623,830     $ 317,352
   Asset Allocation Growth                                 9,508          10,613         162,026         8,935
   Capital Appreciation                                   40,574         321,673         379,326       217,256
   Capital Growth                                         74,461         261,276         361,713       172,327
   Capital Guardian Small Cap                            101,121         334,803         542,972       316,920
   Core Bond                                             736,558          69,615          29,322        39,436
   Developing World                                       50,348          91,189         198,952        32,007
   Diversified Mid-Cap                                    53,597          95,907         146,615        38,523
   Emerging Markets                                            -               -               -       160,615
   Equity Income                                         160,198          56,899         429,134       161,131
   Fully Managed                                         260,323         537,170         388,908       187,847
   Growth                                                 94,579         459,171         546,215       839,676
   Hard Assets                                             5,136           3,242          13,186         1,984
   International Equity                                    1,444              11               -             -
   Internet TollkeeperSM                                       -          11,264          31,585         3,902
   Investors                                             112,038          39,521         111,971        39,690
   Janus Growth and Income                                48,252          10,917          62,880         9,204
   Large Cap Value                                       134,948         214,340         481,033       107,722
   Limited Maturity Bond                                 620,377         194,916         889,498       760,939
   Liquid Asset                                        1,189,668       1,400,585       2,083,703     1,469,612
   Managed Global                                         15,916         136,558         167,686       165,076
   Mid-Cap Growth                                         32,090         471,949         696,916       870,078
   Real Estate                                            51,214           7,008         169,389       261,498
   Research                                               42,550         605,195         362,535       662,689
   Special Situations                                          -           5,819           7,017            55
   Strategic Equity                                       27,770         116,146         102,115       195,504
   Total Return                                          319,695         572,875         894,329       380,116
   Value Equity                                           22,007          54,048         198,840       126,456
   Van Kampen Growth and Income                           86,119         561,933         243,497       432,109

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31
                                                                     2002                           2001
                                                         -------------------------------------------------------------
                                                           PURCHASES         SALES        PURCHASES        SALES
                                                         -------------------------------------------------------------
Greenwich Street Series Fund:
   Appreciation                                              $143,171       $479,009        $167,769       $655,080
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                      1,910          1,757          12,658         10,273
ING Variable Products Trust:
   ING VP Growth Opportunities                                      -            239          24,801            164
   ING VP MagnaCap                                                186            295          24,942            182
   ING VP Small Cap Opportunities                                 886            110          10,631              4
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                                           399,794        160,816         454,888        108,050
   PIMCO StocksPLUS Growth and Income                          60,479         84,307          37,390         46,876
ProFunds:
   ProFund VP Small-Cap                                         1,359             21               -              -
Prudential Series Fund, Inc.:
   Jennison                                                     4,081          4,247          44,369            541
   SP Jennison International Growth                            37,479         14,006          91,120            638
The Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced                               372,881        798,892       2,192,989        520,039
   Smith Barney Select Conservative                                 -              -         114,602      1,464,977
   Smith Barney Select Growth                                 294,067        278,847          32,146        212,009
   Smith Barney Select High Growth                             11,862        213,984         143,860        289,843
   Smith Barney Select Income                                       -              -          62,865        408,235
Travelers Series Fund Inc.:
   Smith Barney High Income                                   100,738         36,813          72,767         34,785
   Smith Barney International All Cap Growth                    5,615        109,019           7,043         61,359
   Smith Barney Large Cap Value                                64,137        386,878         198,436        268,324
   Smith Barney Money Market                                  125,119        374,938         383,745        282,990

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



6.  CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                          YEAR ENDED DECEMBER 31
                                                          2002                                      2001
                                        -----------------------------------------------------------------------------------
                                            UNITS        UNITS      NET INCREASE      UNITS         UNITS    NET INCREASE
                                           ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                        -----------------------------------------------------------------------------------
The GCG Trust:
    All Cap                                  23,977       20,686          3,291         53,368        29,399       23,969
    Asset Allocation Growth                   1,004        1,057            (53)        17,987           868       17,119
    Capital Appreciation                      1,982       18,269        (16,287)        16,805         9,678        7,127
    Capital Growth                            7,169       23,273        (16,103)        25,483        12,847       12,636
    Capital Guardian Small Cap                6,367       19,363        (12,996)        32,197        18,394       13,803
    Core Bond                                58,767        5,331         53,437          2,494         3,312         (818)
    Developing World                          7,344       13,066         (5,723)        26,947         4,335       22,612
    Diversified Mid-Cap                       6,960       11,902         (4,941)        17,376         4,943       12,433
    Emerging Markets                              -            -              -          2,212        23,542      (21,330)
    Equity Income                             6,319        2,156          4,163         17,051         6,641       10,410
    Fully Managed                             8,452       18,531        (10,079)        12,289         6,582        5,707
    Growth                                    9,148       36,234        (27,086)        31,863        55,292      (23,429)
    Hard Assets                                 348          197            152            849           104          745
    International Equity                        194            -            194              -             -            -
    Internet TollkeeperSM                         -        2,717         (2,717)           783             -          783
    Investors                                11,569        4,355          7,215         10,354         3,940        6,414
    Janus Growth and Income                   6,885        1,289          5,595          7,033         1,251        5,782
    Large Cap Value                          16,315       26,823        (10,508)        49,302        11,651       37,651
    Limited Maturity Bond                    29,868        9,408         20,459         45,317        40,023        5,294
    Liquid Asset                             74,502       87,543        (13,041)       132,337        95,467       36,870
    Managed Global                            1,042        8,559         (7,517)         9,780         9,693           87
    Mid-Cap Growth                            1,993       21,960        (19,967)        19,763        28,115       (8,352)
    Real Estate                               1,528          165          1,363          5,800         9,685       (3,885)
    Research                                  2,612       34,044        (31,432)        14,122        33,251      (19,129)
    Special Situations                            -          783           (783)         3,071           354        2,717
    Strategic Equity                          2,006        9,319         (7,314)         6,287        13,818       (7,531)
    Total Return                             13,411       27,412        (14,001)        35,039        20,410       14,629
    Value Equity                              1,370        3,246         (1,877)        10,835         6,679        4,156
    Van Kampen Growth and Income              3,692       27,418        (23,726)        10,200        18,955       (8,755)


                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



6.   CHANGES IN UNITS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31
                                                           2002                                      2001
                                        -----------------------------------------------------------------------------------
                                            UNITS        UNITS      NET INCREASE      UNITS         UNITS    NET INCREASE
                                           ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                        -----------------------------------------------------------------------------------
Greenwich Street Series Fund:
   Appreciation                                  6,385        28,614   (22,229)           7,520        35,184      (27,664)
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         288           227        61            1,701         1,368          333
ING Variable Products Trust:
   ING VP Growth Opportunities                       1             -         1            2,676             -        2,676
   ING VP MagnaCap                                   1             -         1            2,556             -        2,556
   ING VP SmallCap Opportunities                   152             1       151            1,272             -        1,272
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                             37,478        15,961    21,517           43,752        10,711       33,041
   PIMCO StocksPLUS Growth and Income            5,515         8,598    (3,084)           2,277         3,787       (1,510)
ProFunds:
   ProFund VP Small-Cap                            135             1       134                -             -            -
Prudential Series Fund, Inc.:
   Jennison                                        784           676       109            6,470             3        6,467
   SP Jennison International Growth              7,073         2,888     4,186           13,579             -       13,579
The Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced                  6,478        61,486   (55,008)         140,504        35,796      104,708
   Smith Barney Select Conservative                  -             -         -              102       117,061     (116,959)
   Smith Barney Select Growth                      393        24,646   (24,253)           2,883        15,318      (12,435)
   Smith Barney Select High Growth                 492        20,003   (19,511)           1,299        21,885      (20,586)
   Smith Barney Select Income                        -             -         -            2,399        34,162      (31,763)
Travelers Series Fund, Inc.:
   Smith Barney High Income                      2,612         2,971      (359)           3,435         2,559           876
   Smith Barney International All Cap
      Growth                                       355         9,895    (9,540)             595         3,732       (3,137)
   Smith Barney Large Cap Value                    455        22,884   (22,429)           4,924        12,600       (7,676)
   Smith Barney Money Market                     9,633        29,318   (19,686)          29,379        22,271        7,108



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)




7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:


                                                                       UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST:
All Cap
     2002                                            79                $8.55 to $8.59            $    677
     2001                                            76               $11.65 to $11.68                884
     2000                                            52               $11.59 to $11.61                602

Asset Allocation Growth
     2002                                            21                $7.26 to $7.29                 150
     2001                                            21                    $8.68                      180
     2000                                             4                    $9.38                       34

Capital Appreciation
     2002                                            59               $15.06 to $15.31                898
     2001                                            76               $21.60 to $21.91              1,641
     2000                                            69               $25.17 to $25.50              1,731

Capital Growth
     2002                                            71               $10.10 to $10.20                723
     2001                                            88               $14.64 to $14.76              1,284
     2000                                            75               $17.21 to $17.33              1,291


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Capital Guardian Small Cap
     2002                                             115              $13.14 to $13.28           $  1,511
     2001                                             128              $17.87 to $18.03              2,286
     2000                                             114              $18.40 to $18.54              2,099

Core Bond
     2002                                             63               $12.71 to $12.87                805
     2001                                             10               $11.86 to $11.99                115
     2000                                             10               $11.74 to $11.85                123

Developing World
     2002                                             37                $6.23 to $6.28                 233
     2001                                             43                $7.08 to $7.12                 305
     2000                                             20                $7.58 to $7.61                 155

Diversified Mid-Cap
     2002                                              8                $7.23 to $7.26                  56
     2001                                             13                    $9.10                      115
     2000                                              -                    $9.86                        3

Equity Income
     2002                                             46               $20.45 to $20.89                942
     2001                                             42               $23.90 to $24.37              1,002
     2000                                             31               $23.91 to $24.35                752




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Fully Managed
     2002                                             32               $27.96 to $28.55           $    911
     2001                                             42               $28.22 to $28.77              1,208
     2000                                             37               $26.03 to $26.51                966

Growth
     2002                                             333              $10.52 to $10.62              3,502
     2001                                             360              $15.14 to $15.28              5,451
     2000                                             383              $22.02 to $22.17              8,440

Hard Assets
     2002                                              2               $14.05 to $14.35                 28
     2001                                              2               $14.13 to $14.42                 26
     2000                                              1               $16.30 to $16.61                 18

International Equity
     2002                                              -                $7.21 to $7.29                   1
     2001                                              -                             -                   -
     2000                                              -                             -                   -

Internet TollkeeperSM
     2002                                              -                      -                          -
     2001                                              3                    $7.62                       21
     2000                                             **                      **                        **



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Investors
     2002                                              21               $8.07 to $8.11             $   169
     2001                                              14              $10.63 to $10.66                146
     2000                                               7                   $11.26                      83

Janus Growth and Income
     2002                                              12               $7.05 to $7.07                  83
     2001                                               6               $8.89 to $8.91                  55
     2000                                               -                   $9.94                        4

Large Cap Value
     2002                                              38               $7.53 to $7.56                 290
     2001                                              49              $10.02 to $10.05                491
     2000                                              11              $10.54 to $10.56                120

Limited Maturity Bond
     2002                                              64              $20.16 to $20.58              1,298
     2001                                              44              $19.06 to $19.44                838
     2000                                              38              $17.76 to $18.08                686

Liquid Asset
     2002                                              92              $15.84 to $16.18              1,467
     2001                                             105              $15.84 to $16.15              1,678
     2000                                              68              $15.47 to $15.75              1,064



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Managed Global
     2002                                             66               $13.80 to $14.02            $   910
     2001                                             73               $17.54 to $17.78              1,288
     2000                                             73               $20.19 to $20.44              1,480

Mid-Cap Growth
     2002                                             100              $16.05 to $16.28              1,602
     2001                                             120              $31.80 to $32.20              3,807
     2000                                             128              $42.23 to $42.70              5,408

Real Estate
     2002                                              7               $28.06 to $28.65                185
     2001                                              5               $28.40 to $28.96                148
     2000                                              9               $26.64 to $27.12                241

Research
     2002                                             143              $15.14 to $15.32              2,176
     2001                                             175              $20.44 to $20.66              3,580
     2000                                             194              $26.39 to $26.63              5,128

Special Situations
     2002                                              -                      -                          -
     2001                                              1                    $8.34                        7
     2000                                             **                      **                        **



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Strategic Equity
     2002                                              27              $9.91 to $10.01             $   270
     2001                                              35              $14.71 to $14.85                508
     2000                                              42              $18.92 to $19.07                797

Total Return
     2002                                             182              $19.23 to $19.47              3,506
     2001                                             196              $20.56 to $20.78              4,037
     2000                                             181              $20.75 to $20.94              3,769

Value Equity
     2002                                              18              $15.00 to $15.18                278
     2001                                              20              $18.34 to 18.53                 374
     2000                                              16              $19.46 to $19.63                317

Van Kampen Growth and Income
     2002                                              88              $18.19 to $18.45              1,606
     2001                                             112              $21.64 to $21.92              2,426
     2000                                             121              $24.93 to $25.21              3,012

GREENWICH STREET SERIES FUND:
Appreciation
     2002                                             225              $13.88 to $14.02              3,135
     2001                                             247              $17.07 to $17.22              4,233
     2000                                             275              $18.03 to $18.16              4,969



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
     2002                                               3                   $5.21                 $     14
     2001                                               3                   $7.02                       18
     2000                                               2               $8.75 to $8.76                  19

ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities
     2002                                               3                   $5.26                       14
     2001                                               3                   $7.79                       21
     2000                                               -                     -                          -

ING VP MagnaCap
     2002                                               3                   $7.10                       18
     2001                                               3                   $9.35                       24
     2000                                               -                     -                          -

ING VP SmallCap Opportunities
     2002                                               1               $4.62 to $4.63                   7
     2001                                               1               $8.33 to $8.34                  11
     2000                                               -                     -                          -

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
     2002                                              65               $9.84 to $9.91                 642
     2001                                              44              $10.10 to $10.16                440
     2000                                              11              $10.01 to $10.05                105



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE PIMCO VARIABLE INSURANCE TRUST (CONTINUED):
PIMCO StocksPLUS Growth and Income
     2002                                             18                $8.05 to $8.11              $  144
     2001                                             21               $10.23 to $10.29                215
     2000                                             22               $11.72 to $11.77                264

PROFUNDS:
ProFund VP Small-Cap
     2002                                              -                $7.21 to $7.23                   1
     2001                                              -                      -                          -
     2000                                              -                      -                          -

PRUDENTIAL SERIES FUND, INC.:
Jennison
     2002                                              9                $4.27 to $4.29                  37
     2001                                              8                $6.30 to $6.31                  53
     2000                                              2                    $7.85                       15

SP Jennison International Growth
     2002                                             19                $4.12 to $4.13                  77
     2001                                             14                $5.39 to $5.42                  78
     2000                                              1                    $8.56                        7


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
     2002                                              348             $11.73 to $11.83           $  4,095
     2001                                              403             $12.72 to $12.81              5,140
     2000                                              299             $13.08 to $13.16              3,909

Smith Barney Select Growth
     2002                                              157              $9.57 to $9.66               1,504
     2001                                              181             $11.84 to $11.94              2,149
     2000                                              193             $13.33 to $13.41              2,582

Smith Barney Select High Growth
     2002                                               76              $9.21 to $9.29                 704
     2001                                               96             $12.25 to $12.34              1,175
     2000                                              116             $14.13 to $14.22              1,646

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
     2002                                               25             $11.28 to $11.41                284
     2001                                               25             $11.82 to $11.94                302
     2000                                               25             $12.46 to $12.56                307

Smith Barney International All Cap Growth
     2002                                               24              $8.82 to $8.92                 214
     2001                                               34             $12.04 to $12.16                407
     2000                                               37             $17.74 to $17.89                656



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
     2002                                              87              $14.09 to $14.26           $  1,226
     2001                                             109              $19.16 to $19.35              2,097
     2000                                             117              $21.16 to $21.34              2,478

Smith Barney Money Market
     2002                                              24              $12.53 to $12.68                304
     2001                                              44              $12.60 to $12.68                554
     2000                                              37              $12.31 to $12.39                453




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST:
All Cap
     2002                                         0.21%              1.25% to 1.40%           -26.61% to -26.46%
     2001                                         1.10%              1.25% to 1.40%             0.52% to 0.62%
     2000                                            *                      *                          *

Asset Allocation Growth
     2002                                         1.14%              1.25% to 1.40%                 -16.36%
     2001                                         1.43%                   1.40%                      -7.46%
     2000                                            *                      *                          *

Capital Appreciation
     2002                                          0.11%             1.25% to 1.40%           -30.28% to -30.12%
     2001                                          0.07%             1.25% to 1.40%           -14.18% to -14.08%
     2000                                            *                      *                          *

Capital Growth
     2002                                            -               1.25% to 1.40%           -31.01% to -30.89%
     2001                                            -               1.25% to 1.40%           -14.93% to -14.83%
     2000                                            *                      *                          *


                                      50a

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Capital Guardian Small Cap
     2002                                          0.12%             1.25% to 1.40%           -26.47% to -26.34%
     2001                                          0.12%             1.25% to 1.40%            -2.88% to -2.75%
     2000                                            *                      *                          *

Core Bond
     2002                                          3.99%             1.25% to 1.40%             7.17% to 7.34%
     2001                                          0.23%             1.25% to 1.40%             1.02% to 1.18%
     2000                                            *                      *                          *

Developing World
     2002                                            -               1.25% to 1.40%           -12.01% to -11.80%
     2001                                          1.33%             1.25% to 1.40%            -6.60% to -6.44%
     2000                                            *                      *                          *

Diversified Mid-Cap
     2002                                          0.18%                  1.40%                     -20.55%
     2001                                          0.65%                  1.40%                     -7.71%
     2000                                            *                      *                          *

Equity Income
     2002                                          1.31%             1.25% to 1.40%           -14.44% to -14.28%
     2001                                          1.93%             1.25% to 1.40%            -0.04% to 0.08%
     2000                                            *                      *                          *


                                      50b

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Fully Managed
     2002                                          1.21%             1.25% to 1.40%            -0.92% to -0.76%
     2001                                          2.85%             1.25% to 1.40%             8.41% to 8.53%
     2000                                            *                      *                          *

Growth
     2002                                            -               1.25% to 1.40%           -30.52% to -30.50%
     2001                                            -               1.25% to 1.40%           -31.24% to -31.08%
     2000                                            *                      *                          *

Hard Assets
     2002                                          0.52%             1.25% to 1.40%            -0.57% to -0.49%
     2001                                            -               1.25% to 1.40%           -13.31% to -13.18%
     2000                                            *                      *                          *

International Equity
     2002                                           ***                   1.40%                       ***
     2001                                           ***                    ***                        ***
     2000                                           ***                    ***                        ***

Internet TollkeeperSM
     2002                                            -                    1.40%                     -38.98%
     2001                                           **                    1.40%                        **
     2000                                           **                     **                         **


                                      50c

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Investors
     2002                                          0.79%             1.25% to 1.40%           -24.08% to -23.92%
     2001                                          0.90%             1.25% to 1.40%                 -5.60%
     2000                                            *                      *                          *

Janus Growth and Income
     2002                                          0.60%             1.25% to 1.40%           -20.88% to -20.47%
     2001                                          0.91%             1.25% to 1.40%                 -10.36%
     2000                                            *                      *                          *

Large Cap Value
     2002                                          0.17%             1.25% to 1.40%           -24.85% to -24.78%
     2001                                          0.28%             1.25% to 1.40%            -4.93% to -4.83%
     2000                                            *                      *                          *

Limited Maturity Bond
     2002                                          3.64%             1.25% to 1.40%             5.77% to 5.86%
     2001                                          4.84%             1.25% to 1.40%             7.32% to 7.52%
     2000                                            *                      *                          *

Liquid Asset
     2002                                          1.44%             1.25% to 1.40%             0.00% to 0.19%
     2001                                          3.50%             1.25% to 1.40%             2.39% to 2.54%
     2000                                            *                      *                          *


                                      50e

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Managed Global
     2002                                          0.11%             1.25% to 1.40%           -21.32% to -21.15%
     2001                                          0.11%             1.25% to 1.40%           -13.13% to -13.01%
     2000                                            *                      *                          *

Mid-Cap Growth
     2002                                            -               1.25% to 1.40%           -49.53% to -49.44%
     2001                                          0.33%             1.25% to 1.40%           -24.70% to -24.59%
     2000                                            *                      *                          *

Real Estate
     2002                                          3.64%             1.25% to 1.40%            -1.20% to -1.07%
     2001                                          2.23%             1.25% to 1.40%             6.61% to 6.78%
     2000                                            *                      *                          *

Research
     2002                                          0.39%             1.25% to 1.40%           -25.93% to -25.85%
     2001                                          0.11%             1.25% to 1.40%           -22.55% to -22.42%
     2000                                            *                      *                          *

Special Situations
     2002                                            -               1.25% to 1.40%                 -26.86%
     2001                                           **                    1.25%                       **
     2000                                           **                     **                         **


                                      50f

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Strategic Equity
     2002                                            -               1.25% to 1.40%           -32.63% to -32.59%
     2001                                            -               1.25% to 1.40%           -22.25% to -22.13%
     2000                                            *                      *                          *

Total Return
     2002                                          2.15%             1.25% to 1.40%            -6.47% to -6.30%
     2001                                          4.44%             1.25% to 1.40%            -0.92% to -0.76%
     2000                                            *                      *                          *

Value Equity
     2002                                          0.66%             1.25% to 1.40%           -18.21% to -18.08%
     2001                                          0.88%             1.25% to 1.40%            -5.76% to -5.60%
     2000                                            *                      *                          *

Van Kampen Growth and Income
     2002                                          0.78%             1.25% to 1.40%           -15.94% to -15.84%
     2001                                          0.29%             1.25% to 1.40%           -13.20% to -13.05%
     2000                                            *                      *                          *

GREENWICH STREET SERIES FUND:
Appreciation
     2002                                          1.41%             1.25% to 1.40%           -18.69% to -18.58%
     2001                                          1.11%             1.25% to 1.40%            -5.32% to -5.18%
     2000                                            *                      *                          *

                                      50g

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
     2002                                          0.01%                  1.40%                     -25.78%
     2001                                            -                    1.40%                     -19.77%
     2000                                            *                      *                          *

ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities
     2002                                            -                    1.40%                     -32.48%
     2001                                           **                    1.40%                       **
     2000                                           **                     **                         **

ING VP MagnaCap
     2002                                          0.88%                  1.40%                     -24.06%
     2001                                           **                    1.40%                        **
     2000                                           **                     **                         **

ING VP SmallCap Opportunities
     2002                                            -               1.25% to 1.40%           -44.54% to -44.48%
     2001                                           **               1.25% to 1.40%                    **
     2000                                           **                     **                         **

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
     2002                                          8.08%             1.25% to 1.40%            -2.57% to -2.46%
     2001                                          7.42%             1.25% to 1.40%             0.90% to 1.09%
     2000                                            *                      *                          *


                                      50h

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE PIMCO VARIABLE INSURANCE TRUST
(CONTINUED):
PIMCO StocksPLUS Growth and Income
     2002                                          2.65%             1.25% to 1.40%           -21.31% to -21.19%
     2001                                          4.22%             1.25% to 1.40%           -12.71% to -12.57%
     2000                                            *                      *                          *

PROFUNDS:
ProFund VP Small-Cap
     2002                                           ***                   1.40%                       ***
     2001                                           ***                    ***                        ***
     2000                                           ***                    ***                        ***

PRUDENTIAL SERIES FUND, INC.:
Jennison
     2002                                            -               1.25% to 1.40%           -32.22% to -32.01%
     2001                                            -               1.25% to 1.40%           -19.75% to -19.62%
     2000                                            *                      *                          *

SP Jennison International Growth
     2002                                            -               1.25% to 1.40%           -23.80% to -23.56%
     2001                                          0.21%             1.25% to 1.40%                 -37.03%
     2000                                            *                      *                          *


                                      50i

                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
DIVISION                                       INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
------------------------------------------------------------------------------------------- ------------------------

THE SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
     2002                                          6.58%             1.25% to 1.40%            -7.78% to -7.65%
     2001                                          3.90%             1.25% to 1.40%            -2.75% to -2.66%
     2000                                            *                      *                          *

Smith Barney Select Growth
     2002                                         10.64%             1.25% to 1.40%           -19.24% to -19.10%
     2001                                            -               1.25% to 1.40%           -11.10% to -10.96%
     2000                                            *                      *                          *

Smith Barney Select High Growth
     2002                                          1.08%             1.25% to 1.40%           -24.82% to -24.72%
     2001                                          4.99%             1.25% to 1.40%           -13.31% to -13.22%
     2000                                            *                      *                          *

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
     2002                                         24.46%             1.25% to 1.40%            -4.57% to -4.44%
     2001                                         11.37%             1.25% to 1.40%            -5.14% to -4.94%
     2000                                            *                      *                          *

Smith Barney International All Cap Growth
     2002                                          0.85%             1.25% to 1.40%           -26.74% to -26.64%
     2001                                            -               1.25% to 1.40%           -32.13% to -32.03%
     2000                                            *                      *                          *


                                      50j

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
     2002                                          3.54%             1.25% to 1.40%           -26.46% to -26.30%
     2001                                          1.36%             1.25% to 1.40%            -9.45% to -9.33%
     2000                                            *                      *                          *

Smith Barney Money Market
     2002                                          1.33%             1.25% to 1.40%            -0.56% to 0.00%
     2001                                          3.59%             1.25% to 1.40%             2.34% to 2.36%
     2000                                            *                      *                          *



*     Not provided for 2000.
**    As this investment Division was not available until 2001, this ratio is not meaningful and is therefore not presented.
***   As this investment Division was not available until 2002, this ratio is not meaningful and is therefore not presented.

                                      50k

                          PART C -- OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)

(1) All relevant financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2) Schedules I, and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.






                                                       SCHEDULE I
                              Summary of Investments - Other than Investments in Affiliates
                                                 As of December 31, 2002
                                                       (Millions)


                                                                                                         Amount
                                                                                                        shown on
Type of Investment                                                        Cost           Value*       Balance Sheet
-------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    U.S. government and government agencies and authorities           $      96.6     $      98.4    $      98.4
    States, municipalities and political subdivisions                         1.7             1.8            1.8
    U.S. corporate securities                                               909.6           973.7          973.7
    Foreign securities (1)                                                    3.4             3.8            3.8
    Mortgage-backed securities                                              367.4           375.5          375.5
    Other asset-backed securities                                           145.2           149.2          149.2
    Less: Fixed maturities pledged to creditors                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total fixed maturities securities                                  1,523.0         1,601.5        1,601.5
                                                                    -----------------------------------------------

Equity securities:
                                                                    -----------------------------------------------
       Total equity securities                                                4.4             4.4            4.4
                                                                    -----------------------------------------------

Short term investments                                                       55.6            55.6           55.6
Mortgage loans                                                              243.6           275.6          243.6
Policy loans                                                                 85.2            85.2           85.2
Other investments                                                            11.9            11.9           11.9
Securities pledged to creditors                                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total investments                                              $   1,924.6     $   2,035.1    $   2,003.1
===================================================================================================================

*    See Notes 2 and 3 of Notes to Financial Statements.
(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.




                                                 SCHEDULE IV
                                           Reinsurance Information
                       As of and for the years ended December 31, 2002, 2001 and 2000
                                                 (Millions)
                                                                                              Percentage of
  (Millions)                                  Gross       Ceded      Assumed        Net      assumed to net
--------------------------------------------------------------------------------------------------------------
  YEAR ENDED DECEMBER 31, 2002
  Life insurance in Force                   $  40.6     $  12.7       $  4.2    $  32.1           13.2 %

  Premiums:
    Life insurance                            221.1        36.2          4.0      188.9
    Accident and health insurance              20.4        15.0          -          5.4
    Annuities                                   6.6         0.1          -          6.5
                                        ------------------------------------------------------
  Total Premiums                            $ 248.1     $  51.3       $  4.0    $ 200.8
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2001
  Life insurance in Force                   $  38.4     $  10.7       $  4.3    $  31.9           13.3 %

  Premiums:
    Life insurance                            217.1        32.2          3.3      188.2
    Accident and health insurance              16.6        12.4          -          4.2
    Annuities                                   4.2         -            -          4.2
                                        ------------------------------------------------------
  Total Premiums                            $ 237.9     $  44.6       $  3.3    $ 196.6
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2000
  Life insurance in Force                   $  36.1     $   9.1       $  2.9    $  30.0           10.0 %

  Premiums:
    Life insurance                            204.0        28.8          2.9      178.1
    Accident and health insurance              14.7        11.6          -          3.1
    Annuities                                   9.1         -            -          9.1
                                        ------------------------------------------------------
  Total Premiums                            $ 227.8     $  40.4       $  2.9    $ 190.3
                                        ======================================================

EXHIBITS

(b)

(1) Resolution of the board of directors of First Golden American Life Insurance Company of New York authorizing the establishment of the Registrant. (1)

(2)     Form of Custodial Agreement between Registrant and the Bank of
        New York. (1)

(3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc. (1)

    (b) Form of Dealers Agreement. (1)

(4) (a) Flexible Premium Deferred Combination Variable and Fixed Annuity Contract. (2)

    (b) Earnings Enhanced Death Benefit Rider. (1)

    (c) Premium Credit Rider. (2)

    (d) Premium Credit Disclosure. (2)

    (e) 403(b) Rider.

    (f) GET Fund Endorsement.

    (g) Simple Individual Retirement Annuity Rider (Group).

    (h) Simple Individual Retirement Annuity Rider.

    (i) Roth Individual Retirement Annuity Rider (Group).

    (j) Roth Individual Retirement Annuity Rider.

    (k) Individual Retirement Annuity Rider (Group).

    (l) Individual Retirement Annuity Rider.

(5) (a) Individual Deferred Combination Variable and
        Fixed Annuity Application. (2)

(6) (a) Articles of Incorporation of ReliaStar Life Insurance Company of New York. (1)

    (b) By-Laws of ReliaStar Life Insurance Company of New York. (1)

    (c) Resolution of board of directors for Powers of Attorney. (1)

(7)     Not applicable.

(8) (a) Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York. (1)

    (b) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company. (1)

    (c) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Equitable Life Insurance Company of Iowa. (1)

    (d) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Travelers Series Fund Inc. (1)

    (e) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Greenwich Street Series. (1)

    (f) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc. (1)

    (g) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and PIMCO Variable Insurance Trust. (1)

    (h) Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (1)

    (i) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and The Galaxy VIP Fund. (1)

    (j) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust. (1)

    (k) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust. (1)

    (l) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. (1)

    (m) Form of Amended Schedule Page to the Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. (1)

    (n) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC. (1)

    (o) Form of Reinsurance Agreement between ReliaStar Life Insurance Company of New York and London Life Reinsurance Company of Pennsylvania. (1)

(9)     Opinion and Consent of Counsel

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, Esquire incorporated in Item 9 of this Part C, together with the opinion of Kimberly J. Smith.

(11)    Not applicable
(12)    Not applicable
(13)    Not applicable
(14)    Not applicable

(15)    Powers of Attorney (3)

(1) Incorporated herein by reference to the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
     (File Nos. 333-85618, 811-7935).

(3) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
-----                     ----------------             ---------------------

Keith Gubbay             ReliaStar Life Insurance Co    President, and
                         20 Washington Avenue South     Director
                         Minneapolis, MN  55401

James Roderick Gelder    ReliaStar Life Insurance Co    Director
                         20 Washington Avenue South
                         Minneapolis, MN  55401

R. Michael Conley        2910 Holly Lane                Director
                         Plymouth, MN  55447

Ulric Haynes, Jr.        10 Harmon Drive                Director
                         Huntington, NY  11743

Boyd G. Combs            ReliaStar Life Insurance Co    Senior Vice President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

P. Randall Lowery        ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Fioravante G. Perrotta   4231 Crayton Rd.               Director
                         Naples, FL 34103

Mark A. Tullis           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Charles B. Updike        Schoeman Updike & Kaufman      Director
                         60 East 42nd Street
                         New York, NY  10165

Ross M. Weale            56 Cove Rd.                    Director
                         South Salem, NY 10590

David A. Wheat           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

William D. Bonneville    ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

James R. McInnis         Golden American Life           Senior Vice President
                         Insurance Company
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Stephen J. Preston       Golden American Life           Senior Vice President
                         Insurance Company              and Director
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Allan Baker              ING Life Insurance & Annuity Co Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Robert W. Crispin        ING Investment Management LLC  Senior Vice President
                         5780 Powers Ferry Road         and Director
                         Atlanta, GA  30327-4390

Roger D. Roenfeldt       ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

Paula Cludray-Engelke    ReliaStar Life Insurance Co    Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Michael Emerson          ING Re, Group Reinsurance      President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Robert L. Francis        6140 Stone Ridge Mall Road     Senior Vice President
                         Suite 375
                         Pleasanton, CA  94588

Cheryl L. Price          ReliaStar Life Insurance Co.   Chief Financial Officer,
                         20 Washington Avenue South     Vice President
                         Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") - This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

Item 27:  Number of Contractowners

As of March 31, 2003 there are 278 qualified contract owners and 741 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.


ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 102, Woodbury, NY 11797.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance
Company of New York.

                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 17th day of April, 2003.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2003.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       James Robert Gelder*                of Depositor




       -------------------
       Cheryl Price*                     Chief Financial Officer and
                                          Chief Accounting Officer


                      DIRECTORS OF DEPOSITOR


      ---------------------
      R. Michael Conley*

      ---------------------
      Mark A. Tullis*

      ---------------------
      Ulric Haynes*

      ---------------------
      P. Randall Lowery*

      ---------------------
      Fioravante Perrotta*

      ---------------------
      David Wheat

      ---------------------
      Charles B. Updike*

      ----------------------
      Ross M. Weale*

      ----------------------
      Robert W. Crispin*

      ----------------------
      Stephen J. Preston*

      ----------------------
      Keith Gubbay*

      ----------------------
      Allan Baker*


       By: /s/Linda E. Senker, Attorney-in-Fact
           ------------------
            Linda E. Senker

_______________________

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM               EXHIBIT                                           PAGE #
----               -------                                           ------

4(e)   403(b) Rider                                                  EX-99.B4E

4(f)   GET Fund Endorsement                                          EX-99.B4F

4(g)   Simple Individual Retirement Annuity Rider (Group)            EX-99.B4G

4(h)   Simple Individual Retirement Annuity Rider                    EX-99.B4H

4(i)   Roth Individual Retirement Annuity Rider (Group)              EX-99.B4I

4(j)   Roth Individual Retirement Annuity Rider                      EX-99.B4J

4(k)   Individual Retirement Annuity Rider (Group)                   EX-99.B4K

4(l)   Individual Retirement Annuity Rider                           EX-99.B4L

9      Opinion and Consent of Counsel                                EX-99.B9

10(a)  Consent of Ernst & Young LLP, Independent Auditors            EX-99.B10A